Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 106 .94%
ASSET-BACKED SECURITIES — 5 .56% **
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/22)
7.40% 06/25/32 $ 28,069 $ 28,011
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.20% 12/27/44
1,2
18,433,359 18,526,757
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.32% 02/25/37
2
15,112,482 15,037,486
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.74% 05/25/34
2
142,260 139,390
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
0.40% 06/25/36
2
2,656,463 2,377,885
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.48% 06/25/37
2
32,115,505 27,959,126
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
1.31% 06/15/36
1,2,3
19,750,000 19,781,170
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A4
(LIBOR USD 1-Month plus 0.70%)
0.80% 12/25/35
2
56,245 56,290
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.78% 10/20/34
1,2,3
19,000,000 18,894,930
AIG CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.28% 04/15/34
1,2,3
48,800,000 48,721,237
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.25% 10/17/34
1,2,3
7,100,000 7,087,625
Aimco CLO 12 Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
1.33% 01/17/32
1,2,3
48,385,000 48,387,903
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/22)
2.86% 07/25/59
1
155,588 155,376
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.59%)
0.69% 03/25/36
2
$ 6,582,595 $ 6,622,291
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.76% 11/25/34
2
5,259,187 5,175,244
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
1.24% 01/15/32
1,2,3
27,800,000 27,813,900
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.26% 10/16/28
1,2,3
34,469,744 34,474,501
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/22)
7.51% 10/25/27 12,875 12,995
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
1.19% 04/20/31
1,2,3
21,475,000 21,477,212
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
0.84% 10/25/35
2
175,988 176,013
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.62% 11/25/35
2
1,473,480 1,469,564
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.76% 11/25/35
2
19,840,000 19,662,232
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.32%)
0.42% 11/25/36
2
43,124,297 24,277,547
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
0.85% 06/25/37
2
23,873,182 22,234,448
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.10% 06/25/37
2
17,440,196 17,209,902

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
0.33% 11/25/36
2
$ 18,411,000 $ 18,062,401
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 01/20/28
1,2,3
21,223,817 21,203,442
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.08% 07/20/29
1,2,3
30,808,977 30,815,878
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.35% 01/20/32
1,2,3
19,110,000 19,111,338
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.75% 08/25/34
1,2
154,708 154,386
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 01/25/35
1,2
914,437 907,213
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.55% 04/25/35
1,2
1,949,750 1,916,000
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
0.24% 11/25/36
2
5,186,972 5,012,321
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.78% 10/15/34
1,2,3
25,000,000 24,945,725
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.11% 07/20/29
1,2,3
28,145,000 28,121,724
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.80% 12/26/35
2
29,655 29,504
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.38% 02/25/35
2
12,315,000 12,537,057
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
1.23% 11/25/33
2
16,050,000 16,146,551
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.12% 10/27/36
2
$ 24,361,000 $ 24,512,983
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.82% 10/25/35
2
99,158 99,856
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.62%)
0.72% 01/25/36
2
15,498,151 15,495,874
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
0.63% 02/25/36
2
100,312 101,489
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
0.70% 07/25/33
2
3,059 2,978
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
0.60% 02/26/35
2
5,668 5,240
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.91% 10/20/34
1,2,3
9,000,000 8,975,070
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.80% 10/15/34
1,2,3
20,000,000 19,945,500
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
0.52% 06/25/42
1,2
10,751,594 9,888,116
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.45% 10/25/37
1,2
25,734,203 25,871,250
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5 (STEP-reset date 02/25/22)
5.20% 09/25/36 104,482 105,355
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 02/25/22)
5.07% 03/25/37 340,715 345,421
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
0.54% 08/25/36
2
143,715 144,635
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 02/25/22)
7.25% 05/25/36 34,651,836 23,746,079

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.35% 06/25/37
2
$ 28,160 $ 28,133
Clear Creek CLO,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.33% 10/20/30
1,2,3
27,190,000 27,192,991
College Loan Corp. Trust,
Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
0.61% 01/15/37
2
2,104,094 2,000,742
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
4
173,117 179,997
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
0.90% 10/25/47
2
8,465,550 8,441,425
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/22)
3.95% 01/25/33 9,528 9,548
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 10/25/36
2
41,965,252 36,033,086
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.38% 10/25/36
2
11,600,342 10,930,649
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
0.25% 11/25/36
2
25,354,084 15,550,362
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 02/25/22)
3.24% 01/25/37 6,548,385 2,641,304
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 02/25/22)
3.24% 01/25/37 12,305,975 4,967,053
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
0.26% 04/25/37
2
22,828,037 17,252,821
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/22)
3.63% 02/25/37 27,565,739 21,700,560
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 02/25/22)
3.63% 02/25/37 20,182,225 15,700,045
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 02/25/22)
3.63% 02/25/37 3,670,106 2,889,034
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 02/25/22)
6.28% 12/25/36 $ 5,268,016 $ 397,874
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
0.98% 11/15/28
1,2,3
17,362,939 17,348,875
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.34% 01/18/32
1,2,3
29,220,000 29,225,201
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.78% 11/20/34
1,2,3
22,500,000 22,436,347
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 04/15/29
1,2,3
22,251,799 22,223,762
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 01/15/34
1,2,3
23,950,000 23,974,477
Eaton Vance CLO Ltd.,
Series 2020-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.77% 10/15/34
1,2,3
25,000,000 24,944,875
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.45% 07/26/66
1,2
34,589,252 35,318,623
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.90% 04/26/32
1,2
10,103,442 10,112,025
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.77% 04/25/35
2
12,158 12,124
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.15% 03/25/36
2
8,163,341 8,190,133
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
1.45% 03/25/36
1,2
10,342,514 10,479,906

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.74% 10/20/34
1,2,3
$ 16,000,000 $ 15,909,712
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
4
8,101 8,097
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 02/25/22)
5.80% 11/25/32 36,213 36,577
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.42% 10/25/36
2
10,790,191 8,700,018
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.48%)
0.58% 10/25/36
2
680,403 556,465
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.21% 12/25/37
2
5,924,156 5,642,490
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.26% 12/25/37
2
16,291,961 15,569,519
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.31% 12/25/37
2
11,807,883 11,320,184
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.30%)
0.40% 04/25/36
2
12,310,844 12,224,023
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.46%)
0.56% 07/25/36
2
25,222,604 24,919,035
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.24% 01/25/38
2
58,436,412 39,716,722
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 03/25/37
2
52,537,898 34,073,123
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.20% 03/25/37
2
22,945,024 14,132,708
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.25% 03/25/37
2
13,154,015 8,183,738
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.32% 03/25/37
2
$ 24,492,428 $ 15,450,833
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
1.26% 07/19/34
1,2,3
52,500,000 52,469,550
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
0.41% 05/25/36
2
25,000,000 24,526,606
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
23,003,292 23,146,832
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.61% 06/25/30
2
11,028 10,790
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.63% 08/25/42
2
1,908,923 1,801,859
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
0.75% 09/25/41
1,2
15,934,612 15,824,144
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.28% 10/20/34
1,2,3
36,180,000 36,204,494
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
1.24% 10/29/29
1,2,3
5,088,000 5,090,208
GSAA Home Equity Trust,
Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 10/25/35
2
244,469 244,846
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.64%)
0.74% 10/25/35
2
108,731 108,745
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.64%)
0.74% 10/25/35
2
53,846 53,842
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.75% 06/25/35
2
93,993 94,705

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GSAMP Trust,
Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.70%)
0.80% 12/25/35
2
$ 22,999,877 $ 22,684,220
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.68% 02/25/36
2
48,548 48,529
GSAMP Trust,
Series 2007-HE2, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.34% 03/25/47
2
71,249,176 67,210,929
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.96% 01/23/35
1,2,3
19,250,000 19,269,250
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
0.38% 10/25/36
2
54,816,564 23,268,974
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 34,456 34,778
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
589,263 655,179
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
38,562,855 42,111,587
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 02/25/22)
6.33% 07/25/36 30,670,147 12,266,084
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 02/25/22)
6.50% 07/25/36 4,276,878 1,737,071
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.25% 05/25/37
2
13,861,058 13,557,454
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
0.36% 06/25/37
2
119,028 118,428
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
0.20% 03/25/47
2
118,943 72,123
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 02/25/22)
4.22% 03/25/47 7,781,024 6,005,375
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 02/25/22)
4.22% 05/25/35 6,548,681 5,054,181
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 02/25/22)
4.22% 03/25/47 $ 2,976,673 $ 2,297,281
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.38% 03/25/47
2
240,000 234,031
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.36% 07/15/27
1,2,3
9,413,977 9,418,430
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
1.17% 10/20/27
1,2,3
3,503,230 3,504,000
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.01% 04/20/28
1,2,3
15,246,108 15,247,952
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.30% 06/25/37
1,2
207,137 172,619
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 2A3
5.62% 03/25/37
1,4
692,025 702,606
Lehman XS Trust,
Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.42%)
0.52% 04/25/36
2
21,952,860 21,116,386
Lehman XS Trust,
Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
0.42% 06/25/36
2
29,514,193 27,770,704
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
1.41% 07/15/36
1,2,3
45,000,000 45,055,102
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.00% 10/25/34
2
90,313 89,838
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
1.33% 01/15/33
1,2,3
11,550,000 11,552,345
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.27% 04/19/33
1,2,3
30,825,000 30,835,480

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
0.87% 04/15/29
1,2,3
$ 7,039,882 $ 7,040,755
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
1.25% 07/17/34
1,2,3
20,500,000 20,492,210
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.77% 01/25/35
1,2,3
20,000,000 19,992,400
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.32% 01/25/32
1,2,3
27,025,000 27,031,999
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.40% 11/25/36
2
13,166,595 5,746,347
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.42%)
0.52% 11/25/36
2
3,657,387 1,543,053
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
0.31% 05/25/37
2
21,205,216 20,896,695
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 04/25/37
2
147,215,164 86,828,792
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
0.27% 04/25/37
2
29,210,529 15,513,297
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.35% 04/25/37
2
61,191,439 33,082,191
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.34% 05/25/37
2
30,038,447 16,602,880
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
0.42% 05/25/37
2
14,834,289 12,110,263
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.28% 06/25/37
2
11,659,648 11,039,278
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.35% 06/25/37
2
$ 15,572,681 $ 14,841,933
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
0.22% 07/25/37
2
25,488,491 21,980,212
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
0.26% 07/25/37
2
18,683,698 16,186,337
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 02/25/22)
3.77% 03/25/37 28,682,473 9,285,823
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 02/25/22)
3.77% 03/25/37 22,448,785 7,268,943
Mid-State Capital Corp. Trust,
Series 2004-1, Class A
6.01% 08/15/37 139,853 145,482
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 9,278,380 9,740,397
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
7,775,366 8,277,384
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 152,857 158,622
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.24%)
0.34% 04/25/37
2
4,518,200 1,757,475
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.38% 09/25/36
2
1,282,267 1,279,495
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
0.33% 03/25/37
2
65,358 65,075
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.35% 06/25/37
2
6,169,349 6,089,928
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.61% 06/25/31
2
687,652 673,084
Navient Student Loan Trust,
Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
0.74% 03/25/83
2
33,725,060 33,418,073

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
0.72% 03/25/83
2
$ 59,119,239 $ 58,521,685
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
0.72% 03/25/83
2
88,260,843 87,354,417
Navient Student Loan Trust,
Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
0.71% 03/25/83
2
36,466,183 36,127,876
Navient Student Loan Trust,
Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
0.71% 03/25/83
2
74,185,527 73,498,622
Navient Student Loan Trust,
Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
0.70% 04/25/40
2
56,388,284 55,985,925
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
0.67% 11/26/40
2
111,387,347 110,628,788
Navient Student Loan Trust,
Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.25% 03/25/66
1,2
56,248,768 57,302,989
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
0.61% 08/23/36
1,2
10,983,566 10,967,435
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.70% 10/27/36
1,2
9,173,583 9,082,458
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.05% 11/25/48
1,2
11,630,000 11,696,151
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
0.65% 07/25/46
1,2
51,888,921 51,782,211
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.69% 04/25/46
1,2
96,991,042 95,909,509
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
1.00% 06/25/54
1,2
8,890,000 8,963,839
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.72% 10/16/33
1,2,3
23,000,000 22,979,852
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.38% 04/20/33
1,2,3
$ 25,455,000 $ 25,481,804
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
1.18% 01/25/34
2
93,330 94,368
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.78% 03/25/35
2
282,754 283,616
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 02/25/36
2
117,075 116,632
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
0.76% 02/25/36
2
35,960 34,934
Nomura Home Equity Loan, Inc., Home Equity Loan Trust,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.54%)
0.64% 03/25/36
2
8,234,926 8,242,777
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.02% 10/25/41
2
14,361,469 14,346,457
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.72% 10/20/34
1,2,3
20,000,000 19,944,700
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
20,853,055 7,873,466
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.83% 10/20/34
1,2,3
15,500,000 15,457,158
Octagon Investment Partners 20-R Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.85% 05/12/31
1,2,3
17,500,000 17,508,750
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.77% 07/15/36
1,2,3
7,250,000 7,226,524
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.27% 07/02/35
1,2,3
33,250,000 33,266,559

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 10/19/32
1,2,3
$ 14,400,000 $ 14,401,584
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 01/25/36
2
3,527,454 3,526,828
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.38% 05/25/37
2
12,106,477 11,823,705
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.48%)
0.58% 05/25/37
2
17,031,449 15,791,694
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.21% 11/15/31
1,2,3
22,100,000 22,101,105
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.79% 10/15/34
1,2,3
19,500,000 19,449,222
Palmer Square Loan Funding Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.18% 04/20/27
1,2,3
3,877,510 3,878,452
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 10/24/27
1,2,3
28,763,373 28,767,745
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.13% 04/20/28
1,2,3
21,071,797 21,074,811
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
1.52% 01/20/34
1,2,3
50,000,000 50,141,250
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.70% 10/25/41
1,2
101,369,303 100,281,042
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 02/25/22)
3.42% 01/25/36 22,910,000 21,114,982
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
0.36% 11/25/36
2
$ 29,867 $ 29,698
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.41% 06/25/47
2
23,015,500 22,108,710
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.21% 04/20/34
1,2,3
42,730,000 42,523,187
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.78% 10/15/34
1,2,3
12,000,000 11,980,536
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 16,851 10,370
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
0.93% 09/25/35
2
35,711 35,742
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.60% 04/25/36
2
545,733 546,799
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
1.14% 10/15/29
1,2,3
26,680,000 26,663,192
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.32% 10/20/30
1,2,3
1,685,000 1,684,968
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.81% 08/20/32
1,2,3
20,000,000 19,998,280
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
1.41% 01/20/32
1,2,3
23,840,000 23,842,861
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 02/25/22)
6.81% 06/25/16 36 56
Saxon Asset Securities Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.25% 01/25/47
2
1,576,685 1,558,780

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.34% 05/25/47
2
$ 177,627 $ 154,088
Saxon Asset Securities Trust,
Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
0.50% 09/25/47
2
27,957,624 26,971,734
Scholar Funding Trust,
Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.20% 03/28/46
1,2
18,816,084 19,116,701
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/22)
2.92% 01/25/36 6,075,084 4,954,187
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.38% 06/25/36
2
225,553 178,400
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
0.21% 02/25/37
2
5,687,917 3,378,526
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
0.37% 02/25/37
2
28,156,970 17,220,415
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.33% 02/25/37
2
38,585,694 21,104,951
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
0.23% 05/25/37
2
15,127,069 13,357,657
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
0.45% 05/25/37
2
11,408,705 10,336,311
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.25% 12/25/36
2
28,832,855 20,258,192
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
0.24% 01/25/37
2
15,197,118 14,009,193
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
0.34% 12/25/36
1,2
13,141,255 10,171,315
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.37% 01/20/34
1,2,3
41,060,000 41,120,358
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.78% 10/20/34
1,2,3
$ 25,000,000 $ 24,929,950
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
30,719,253 30,719,253
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.44% 08/15/31
2
250,937 233,671
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.80% 12/15/32
2
10,726,733 10,903,395
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
0.79% 12/15/68
2
48,200 46,509
SLM Student Loan Trust,
Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
0.95% 03/15/33
1,2
4,207,603 4,128,450
SLM Student Loan Trust,
Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
0.72% 01/25/41
2
54,077,592 53,874,111
SLM Student Loan Trust,
Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.29% 01/25/41
2
30,489,001 29,646,380
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.28% 01/25/41
2
32,095,672 31,387,789
SLM Student Loan Trust,
Series 2007-1, Class A6
(LIBOR USD 3-Month plus 0.14%)
0.26% 01/27/42
2
31,639,718 30,556,959
SLM Student Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
0.34% 01/27/42
2
3,698,374 3,457,663
SLM Student Loan Trust,
Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.18% 01/25/22
2
2,126,809 2,092,925
SLM Student Loan Trust,
Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
0.97% 04/27/43
2
4,256,180 4,096,080
SLM Student Loan Trust,
Series 2007-7, Class A4
(LIBOR USD 3-Month plus 0.33%)
0.45% 01/25/22
2
258,138 253,386

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
0.77% 01/25/22
2
$ 34,633,577 $ 33,936,235
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.87% 04/25/23
2
78,150,421 77,031,635
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 01/25/83
2
38,874,000 37,383,944
SLM Student Loan Trust,
Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.12% 10/25/21
2
15,961 15,890
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 04/26/83
2
2,260,000 2,123,793
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.77% 07/25/22
2
1,879,233 1,902,158
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 04/25/73
2
8,849,000 8,893,275
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.82% 07/25/23
2
27,058,001 27,187,955
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/25/73
2
37,199,000 37,274,335
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.22% 07/25/23
2
11,756,248 11,757,219
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
31,424,000 31,707,152
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
17,206,000 17,313,598
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
2,426,973 2,442,791
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/75
2
625,000 628,187
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
$ 55,564,181 $ 55,844,893
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/83
2
45,100,000 45,528,598
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.85% 01/25/45
1,2
142,027,255 142,232,059
SLM Student Loan Trust,
Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
1.25% 10/25/34
2
2,362,133 2,411,289
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.05% 09/25/28
2
574,283 570,216
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.80% 01/25/29
2
12,072,214 11,810,406
SLM Student Loan Trust,
Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
0.75% 12/27/38
2
14,121,657 14,002,763
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.75% 05/26/26
2
20,950,476 20,576,481
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.78% 06/25/35
2
11,475,126 11,443,647
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,450,000 16,089,912
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.89% 01/15/34
1,2,3
14,500,000 14,504,350
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.27% 01/17/32
1,2,3
52,015,000 52,018,121
Treman Park CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
1.20% 10/20/28
1,2,3
12,623,829 12,625,344

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Trestles CLO IV Ltd.,
Series 2021-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.29% 07/21/34
1,2,3
$ 50,000,000 $ 50,024,800
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.99% 01/15/35
1,2,3
17,500,000 17,508,750
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.82% 07/19/34
1,2,3
11,825,000 11,793,073
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.21% 01/25/37
2
3,241,133 1,989,903
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
0.25% 01/25/37
2
39,872,772 25,053,309
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
0.33% 01/25/37
2
10,043,405 6,402,094
Total Asset-Backed Securities
(Cost $4,790,814,269) 4,758,045,442
BANK LOANS — 1 .65% *
Automotive — 0 .02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
18,429,354 18,357,940
Communications — 0 .40%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
12,867,366 12,819,113
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
49,504,477 49,005,967
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.36% 07/17/25
2
15,891,506 15,672,998
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.61% 04/15/27
2
9,488,301 9,381,557
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
2
66,699,166 31,329,932
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
2
$ 47,614,025 $ 47,719,252
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
2
16,649,188 16,661,675
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
2,3,7
10,917,327 10,934,412
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 5.50%)
8.75% 01/02/24
2,3
2,000,000 2,001,560
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
25,379,651 25,415,310
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
22,889,876 22,632,365
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/11/25
2
42,878,395 42,469,764
Sinclair Television Group, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
3.10% 04/01/28
2
12,785,750 12,566,027
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
47,411,678 46,853,642
345,463,574
Consumer Discretionary — 0 .01%
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
7,665,784 7,704,918
Electric — 0 .09%
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
2
44,148,027 43,660,633
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
15.00% 04/05/23
2,5,6
5,620,096 4,074,569
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 12/31/25
2
21,648,429 21,513,992
1.86% 12/31/25
2
5,307,898 5,274,936
74,524,130

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment — 0 .01%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
2
$ 7,750,977 $ 6,023,013
Finance — 0 .18%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.85% 02/27/26
2,3
1,462,412 1,453,732
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 12/01/27
2
8,913,571 8,936,568
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.97% 10/06/23
2
1,500,000 1,501,568
Mozart Borrower, LP,
Term Loan B
(LIBOR plus 3.25%)
3.75% 10/23/28
2
30,200,000 30,227,331
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.14% 11/05/28
2
82,885,000 82,936,803
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.11% 04/28/28
2
28,600,000 28,138,825
153,194,827
Food — 0 .05%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
43,137,553 43,070,259
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.10% 05/01/26
2,3
1,113,378 1,112,554
44,182,813
Gaming — 0 .03%
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
2
92,544 92,182
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 12/27/24
2
11,512,746 11,483,964
2.11% 03/17/28
2
12,902,500 12,843,342
24,419,488
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care — 0 .55%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 11/08/27
2
$ 66,895,343 $ 66,944,176
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
6,520,459 6,528,610
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
26,359,746 26,363,437
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
2
93,305,200 92,219,128
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
2
52,906,879 51,594,259
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
51,568,884 50,901,325
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.25% 03/15/28
2
72,173,757 72,025,440
Term Loan B1, 1st Lien
(LIBOR plus 2.25%)
2.38% 05/22/26
2
628,170 626,405
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.75% 07/03/28
2
24,657,361 24,696,690
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.50% 07/03/28
2
6,143,397 6,153,196
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
2
42,944,200 43,156,344
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 06/02/28
2
26,153,021 26,215,657
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 11/27/25
2
3,785,588 3,767,833
471,192,500

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 0 .15%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
2
$ 71,273,684 $ 70,899,497
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/03/24
2
4,193,162 4,145,612
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
2
28,098,800 27,893,117
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
15,265,895 15,081,101
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
2.35% 12/09/25
2
5,362,709 5,296,694
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
10,138,389 9,910,275
133,226,296
Information Technology — 0 .05%
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/07/24
2
12,556,829 12,559,968
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/17/25
2
8,227,099 8,210,398
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.97% 06/11/25
2
5,932,389 5,920,050
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
8,514,341 8,429,240
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
6,911,696 6,842,614
41,962,270
Retail — 0 .09%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
50,794,965 50,482,830
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.85% 11/19/26
2,3
23,550,075 23,270,418
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/15/28
2
$ 1,336,341 $ 1,336,341
75,089,589
Services — 0 .02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
12,176,750 12,222,413
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 03/06/25
2
2,509,132 2,436,367
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
1,317,178 1,304,553
15,963,333
Transportation — 0 .00%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
2
5,659,000 5,340,682
Total Bank Loans
(Cost $1,425,880,705) 1,416,645,373
CORPORATES — 24 .63% *
Banking — 5 .40%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
7,000,000 7,005,035
Bank of America Corp.
1.73% 07/22/27
4
250,485,000 248,665,637
3.00% 12/20/23
4
18,385,000 18,769,229
3.55% 03/05/24
4
6,000,000 6,180,069
Bank of America Corp.
(MTN)
2.02% 02/13/26
4
14,932,000 15,139,353
2.09% 06/14/29
4
280,019,000 278,523,584
3.46% 03/15/25
4
17,545,000 18,353,497
(LIBOR USD 3-Month plus 0.65%)
0.82% 12/01/26
2
50,000,000 49,239,017
Bank of America Corp.,
Series N
1.66% 03/11/27
4
335,235,000 332,807,865
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
130,675,000 126,382,514
2.19% 06/05/26
1,3,4
120,398,000 121,149,344
2.59% 09/11/25
1,3,4
50,708,000 51,754,233
3.09% 05/14/32
1,3,4
98,280,000 100,074,485
4.28% 01/09/28
1,3
43,970,000 47,843,489

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Discover Bank
(BKNT)
4.20% 08/08/23 $ 15,255,000 $ 16,012,220
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
122,145,000 120,542,791
1.13% 09/16/26
1,3,4
7,581,000 7,429,620
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
2,400,000 2,483,502
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
27,550,000 26,958,309
1.75% 07/24/27
3,4
34,075,000 45,588,061
2.01% 09/22/28
3,4
183,122,000 179,406,092
2.21% 08/17/29
3,4
162,265,000 159,314,088
2.25% 11/22/27
3,4
8,415,000 8,442,690
2.63% 11/07/25
3,4
77,135,000 79,227,747
3.80% 03/11/25
3,4
8,775,000 9,212,827
4.04% 03/13/28
3,4
20,000,000 21,643,279
4.29% 09/12/26
3,4
3,375,000 3,644,168
JPMorgan Chase & Co.
0.77% 08/09/25
4
68,080,000 67,105,062
0.97% 06/23/25
4
146,810,000 145,514,631
1.47% 09/22/27
4
33,300,000 32,662,084
1.58% 04/22/27
4
120,391,000 119,053,113
2.01% 03/13/26
4
75,445,000 76,439,750
2.08% 04/22/26
4
22,845,000 23,216,920
4.02% 12/05/24
4
190,675,000 201,129,727
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
21,375,000 21,036,611
2.86% 03/17/23
3,4
16,035,000 16,097,865
2.91% 11/07/23
3,4
243,545,000 247,591,853
3.87% 07/09/25
3,4
27,225,000 28,776,176
3.90% 03/12/24
3
27,591,000 29,159,270
4.05% 08/16/23
3
10,510,000 11,014,879
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
70,515,000 69,938,739
1.34% 01/12/27
1,3,4
25,515,000 24,838,082
1.63% 09/23/27
1,3,4
35,840,000 35,104,897
2.69% 06/23/32
1,3,4
15,830,000 15,779,225
2.87% 01/14/33
1,3,4
108,865,000 108,624,958
3.19% 11/28/23
1,3,4
9,292,000 9,456,013
4.15% 03/27/24
1,3,4
9,600,000 9,947,602
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
111,204,000 117,798,406
4.52% 06/25/24
3,4
12,162,000 12,727,307
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
176,904,000 175,352,809
1.53% 08/21/26
3,4
43,234,000 42,564,899
1.67% 06/14/27
3,4
33,865,000 33,217,839
3.37% 01/05/24
3,4
28,945,000 29,578,699
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.82% 11/03/28
3,4
$ 8,897,000 $ 9,560,314
4.80% 11/15/24
3,4
114,250,000 121,312,335
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
27,746,000 29,536,450
UBS AG
(Switzerland)
(SOFR Rate plus 0.45%)
0.50% 08/09/24
1,2,3
98,100,000 98,241,431
UBS Group AG
(Switzerland)
2.86% 08/15/23
1,3,4
19,655,000 19,893,505
Wells Fargo & Co.
2.19% 04/30/26
4
58,175,000 59,247,139
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
107,063,000 108,722,908
2.39% 06/02/28
4
150,966,000 153,542,102
2.41% 10/30/25
4
21,024,000 21,555,771
2.88% 10/30/30
4
168,638,000 175,436,297
4.15% 01/24/29 16,758,000 18,750,688
5.01% 04/04/51
4
2,405,000 3,290,775
4,624,609,876
Communications — 4 .03%
AT&T, Inc.
2.55% 12/01/33 85,325,000 83,547,386
3.80% 12/01/57 278,699,000 291,137,406
4.30% 12/15/42 30,960,000 34,574,349
4.50% 05/15/35 48,155,000 55,677,753
4.75% 05/15/46 146,527,000 177,379,737
4.85% 03/01/39 4,620,000 5,534,934
5.25% 03/01/37 141,704,000 175,481,991
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
3,150,000 3,294,270
Cable One, Inc.
4.00% 11/15/30
1
5,159,000 5,107,410
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 9,508,227
4.80% 03/01/50 28,178,000 31,758,466
5.38% 04/01/38 2,030,000 2,426,328
5.38% 05/01/47 95,317,000 114,251,355
5.75% 04/01/48 19,313,000 24,253,072
CommScope, Inc.
4.75% 09/01/29
1
24,084,000 24,016,565
Cox Communications, Inc.
2.60% 06/15/31
1
8,500,000 8,499,725
CSC Holdings LLC
4.13% 12/01/30
1
10,500,000 10,292,360
4.50% 11/15/31
1
55,867,000 55,323,215
6.50% 02/01/29
1
23,926,000 25,649,390
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
117,716,000 59,593,725

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
3,8,9
$ 54,920,000 $ 24,928,737
8.50% 10/15/24
1,3,8,9
149,759,000 69,731,535
9.75% 07/15/25
1,3,8,9
45,708,000 21,132,085
Level 3 Financing, Inc.
3.40% 03/01/27
1
54,425,000 56,271,807
3.63% 01/15/29
1
15,506,000 14,870,686
3.75% 07/15/29
1
39,287,000 37,386,295
3.88% 11/15/29
1
84,641,000 86,243,677
Lumen Technologies, Inc.
5.38% 06/15/29
1
186,000 186,288
Qwest Corp.
7.25% 09/15/25 4,044,000 4,737,182
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
55,170,000 63,202,462
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
16,882,000 17,369,781
Sinclair Television Group, Inc.
4.13% 12/01/30
1
12,461,000 11,825,676
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
151,991,125 159,212,983
5.15% 03/20/28
1
310,120,000 342,364,696
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
5,535,000 5,639,644
3.68% 04/22/41
1,3
22,760,000 23,671,021
3.84% 04/22/51
1,3
68,301,000 71,998,225
3.98% 04/11/29
1,3
9,225,000 10,068,718
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 20,733,805
5.50% 09/01/41 30,584,000 37,154,846
T-Mobile USA, Inc.
2.25% 02/15/26
1
54,164,000 54,367,221
2.55% 02/15/31 10,083,000 10,040,354
2.63% 04/15/26 102,831,000 103,923,460
3.75% 04/15/27 90,997,000 98,593,020
3.88% 04/15/30 244,432,000 267,586,114
4.38% 04/15/40 3,715,000 4,253,850
4.75% 02/01/28 16,028,000 16,949,610
Verizon Communications, Inc.
2.36% 03/15/32
1
134,703,000 132,958,917
2.55% 03/21/31 19,150,000 19,362,392
4.50% 08/10/33 7,316,000 8,613,740
ViacomCBS, Inc.
3.45% 10/04/26 2,913,000 3,094,215
4.20% 05/19/32 23,481,000 26,525,531
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
26,452,000 26,662,215
5.50% 05/15/29
1,3
67,281,000 71,157,395
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
9,396,000 9,223,302
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
3
$ 138,922,500 $ 175,633,851
5.25% 05/30/48
3
63,560,500 82,987,702
Walt Disney Co. (The)
4.63% 03/23/40 29,000,000 36,114,906
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
24,868,000 24,542,602
3,448,628,210
Consumer Discretionary — 1 .15%
Altria Group, Inc.
3.70% 02/04/51 995,000 928,358
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 45,442,000 54,981,047
4.90% 02/01/46 29,861,000 37,829,301
Anheuser-Busch InBev Worldwide, Inc.
4.35% 06/01/40 27,155,000 31,980,217
4.50% 06/01/50 1,031,000 1,274,784
4.60% 04/15/48 29,578,000 36,238,430
4.60% 06/01/60 63,922,000 79,943,896
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
24,780,000 26,873,200
5.15% 05/15/38
1,3
12,881,000 15,969,899
5.30% 05/15/48
1,3
39,836,000 52,110,625
BAT Capital Corp.
2.73% 03/25/31 795,000 772,498
3.56% 08/15/27 8,003,000 8,406,887
3.73% 09/25/40 3,182,000 3,057,591
3.98% 09/25/50 13,755,000 13,256,647
4.39% 08/15/37 73,160,000 77,215,565
4.54% 08/15/47 119,665,000 125,438,763
4.76% 09/06/49 30,502,000 32,831,734
5.28% 04/02/50 5,356,000 6,077,953
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
29,770,000 27,609,768
Constellation Brands, Inc.
4.65% 11/15/28 7,350,000 8,438,874
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
15,312,000 15,840,760
3.50% 02/11/23
1,3
4,800,000 4,896,385
3.50% 07/26/26
1,3
53,505,000 56,209,081
3.75% 07/21/22
1,3
4,540,000 4,588,594
4.25% 07/21/25
1,3
15,566,000 16,709,906
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
8.13% 03/15/24
3
1,758,000 2,697,158
9.00% 02/17/22
3
75,385,000 103,096,640
Reynolds American, Inc.
5.70% 08/15/35 34,320,000 40,807,582

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
5.85% 08/15/45 $ 79,522,000 $ 96,848,718
982,930,861
Electric — 0 .68%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 1,460,000 1,616,817
Alliant Energy Finance LLC
3.75% 06/15/23
1
31,081,000 32,204,886
American Electric Power Co., Inc.,
Series F
2.95% 12/15/22 4,511,000 4,583,876
American Electric Power Co., Inc.,
Series J
4.30% 12/01/28 8,480,000 9,457,056
American Transmission Systems, Inc.
2.65% 01/15/32
1
15,040,000 15,230,650
Appalachian Power Co.
4.45% 06/01/45 100,000 119,126
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 10,284,195
Black Hills Corp.
4.35% 05/01/33 1,285,000 1,460,307
Consolidated Edison Co. of New York, Inc.
3.20% 12/01/51 1,629,000 1,643,516
3.70% 11/15/59 4,740,000 5,136,391
Consolidated Edison Co. of New York, Inc.,
Series C
3.00% 12/01/60 1,854,000 1,740,534
Consolidated Edison Co. of New York, Inc.,
Series E
4.65% 12/01/48 14,546,000 18,066,147
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 12,710,293
4.25% 12/15/41 14,683,000 17,337,313
Duke Energy Corp.
2.55% 06/15/31 41,835,000 41,868,186
Empresas Publicas de Medellin ESP,
Series REGS
(Colombia)
4.38% 02/15/31
3
1,000,000 942,300
FirstEnergy Corp.
2.65% 03/01/30 6,225,000 6,162,750
FirstEnergy Corp.,
Series C
3.40% 03/01/50 27,555,000 27,072,788
FirstEnergy Transmission LLC
2.87% 09/15/28
1
36,945,000 37,041,793
4.35% 01/15/25
1
23,330,000 24,790,899
4.55% 04/01/49
1
13,175,000 15,152,191
5.45% 07/15/44
1
24,625,000 31,041,992
Florida Power & Light Co.
3.70% 12/01/47 1,340,000 1,542,759
Jersey Central Power & Light Co.
2.75% 03/01/32
1
4,660,000 4,744,711
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
4.30% 01/15/26
1
$ 6,945,000 $ 7,538,221
4.70% 04/01/24
1
49,765,000 52,943,516
6.40% 05/15/36 11,630,000 15,716,292
Metropolitan Edison Co.
3.50% 03/15/23
1
10,715,000 10,981,061
4.00% 04/15/25
1
35,719,000 37,900,248
4.30% 01/15/29
1
18,381,000 20,567,582
Minejesa Capital BV
(Netherlands)
5.63% 08/10/37
1,3
4,400,000 4,617,800
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
8,350,000 8,127,055
Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 130,879
4.15% 04/15/25
1
28,335,000 30,072,345
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 15,341,283
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 27,415,233
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 11,362,206
WEC Energy Group, Inc.
2.20% 12/15/28 22,625,000 22,633,842
587,299,039
Energy — 1 .98%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
37,255,000 39,071,181
Energy Transfer LP
4.00% 10/01/27 29,583,000 31,788,442
4.20% 04/15/27 13,404,000 14,555,033
4.90% 03/15/35 5,160,000 5,861,426
4.95% 06/15/28 26,678,000 30,035,810
5.00% 05/15/50 43,460,000 50,129,217
5.15% 03/15/45 48,691,000 55,427,000
5.35% 05/15/45 4,421,000 5,118,206
5.40% 10/01/47 135,238,000 159,754,629
5.50% 06/01/27 41,484,000 47,352,336
6.13% 12/15/45 16,239,000 20,312,214
Exxon Mobil Corp.
3.45% 04/15/51 17,995,000 19,537,231
3.57% 03/06/45 1,433,000 1,584,974
4.23% 03/19/40 86,653,000 102,484,871
4.33% 03/19/50 48,750,000 60,007,134
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
19,293,000 18,955,373
Hess Corp.
4.30% 04/01/27 15,205,000 16,661,639
5.60% 02/15/41 32,039,000 39,655,264
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
1,800,000 1,880,820

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
17 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
$ 23,199,000 $ 24,240,635
4.75% 04/19/27
3
7,800,000 8,622,104
5.38% 04/24/30
3
9,801,000 11,448,803
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 6,926,580
Kinder Morgan Energy Partners LP
4.70% 11/01/42 2,171,000 2,455,495
5.00% 08/15/42 5,775,000 6,714,269
5.40% 09/01/44 5,000,000 6,140,470
Kinder Morgan, Inc.
5.55% 06/01/45 4,831,000 6,130,951
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 150,000 213,265
Occidental Petroleum Corp.
0.00% 10/10/36
10
60,128,000 34,218,244
4.50% 07/15/44 7,811,000 8,053,234
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
44,071,000 45,097,854
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
14,192,000 13,659,800
6.75% 09/21/47
3
148,565,000 132,144,853
6.95% 01/28/60
3
34,555,000 30,710,756
7.69% 01/23/50
3
56,333,000 54,472,603
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
13,050,000 13,109,096
3.50% 04/21/30
1,3
34,277,000 37,122,014
Petronas Capital Ltd.,
Series REGS (EMTN)
(Malaysia)
2.48% 01/28/32
3
5,000,000 5,022,642
Phillips 66 Partners LP
4.90% 10/01/46 5,485,000 6,711,668
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 7,272,000 7,264,903
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,332,000 32,618,340
3.80% 09/15/30 8,920,000 9,325,209
Rockies Express Pipeline LLC
4.80% 05/15/30
1
5,125,000 5,379,649
4.95% 07/15/29
1
84,805,000 91,155,354
6.88% 04/15/40
1
44,867,000 50,831,170
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
62,216,939 58,408,143
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
6,500,000 6,472,830
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Shell International Finance BV
(Netherlands)
2.88% 11/26/41
3
$ 16,360,000 $ 16,445,488
3.00% 11/26/51
3
8,365,000 8,505,294
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 58,285
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
21,442,000 24,695,984
Sunoco LP/Sunoco Finance Corp.
4.50% 04/30/30
1
15,841,000 16,259,678
TC PipeLines LP
4.38% 03/13/25 2,198,000 2,368,430
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 28,675,000 28,459,938
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
16,384,972 16,589,293
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
16,392,220 16,040,443
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
31,359,000 30,333,247
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
32,779,000 32,384,996
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 8,570,000 8,922,184
6.88% 09/01/27 18,450,000 19,507,185
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
29,000,000 30,496,946
Williams Cos., Inc. (The)
5.40% 03/04/44 5,000,000 6,232,011
1,692,143,136
Finance — 3 .79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
1.65% 10/29/24
3
42,400,000 42,375,330
2.45% 10/29/26
3
19,190,000 19,352,709
3.00% 10/29/28
3
44,175,000 44,853,687
3.15% 02/15/24
3
7,000,000 7,220,391
3.30% 01/23/23
3
37,806,000 38,620,791
3.30% 01/30/32
3
24,820,000 25,319,809
3.50% 05/26/22
3
4,610,000 4,647,768
3.50% 01/15/25
3
2,815,000 2,940,584
3.88% 01/23/28
3
5,015,000 5,331,035
4.63% 07/01/22
3
3,030,000 3,088,436
4.88% 01/16/24
3
12,060,000 12,827,961
Air Lease Corp.
2.25% 01/15/23 18,850,000 19,089,122
3.00% 09/15/23 28,655,000 29,451,563
3.25% 03/01/25 19,930,000 20,683,660

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 18
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.25% 10/01/29 $ 5,000,000 $ 5,133,294
3.50% 01/15/22 48,195,000 48,237,785
4.25% 09/15/24 5,554,000 5,904,855
4.63% 10/01/28 2,000,000 2,210,650
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 35,706,949
2.88% 01/15/26 10,055,000 10,381,063
3.00% 02/01/30 2,000,000 2,005,864
4.25% 02/01/24 5,000,000 5,271,899
Alta Wind Holdings LLC
7.00% 06/30/35
1,5,6
3,398,495 3,915,934
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
165,175,000 160,564,282
2.88% 02/15/25
1,3
43,160,000 44,116,118
3.63% 05/01/22
1,3
15,545,000 15,646,390
3.95% 07/01/24
1,3
35,499,000 37,206,680
5.25% 05/15/24
1,3
22,545,000 24,171,994
Capital One Financial Corp.
1.34% 12/06/24
4
114,655,000 115,390,081
Citigroup, Inc.
1.28% 11/03/25
4
6,415,000 6,403,037
1.46% 06/09/27
4
164,798,000 161,927,807
3.11% 04/08/26
4
7,705,000 8,083,912
3.52% 10/27/28
4
22,030,000 23,649,068
3.67% 07/24/28
4
5,220,000 5,637,185
Daimler Finance North America LLC
1.75% 03/10/23
1
6,030,000 6,092,058
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
54,915,000 54,964,666
Discover Financial Services
3.85% 11/21/22 8,794,000 9,027,736
Ford Motor Credit Co. LLC
3.22% 01/09/22 107,389,000 107,525,384
3.34% 03/28/22 48,646,000 48,830,541
4.25% 09/20/22 19,823,000 20,205,881
5.60% 01/07/22 24,123,000 24,171,005
(LIBOR USD 3-Month plus 1.08%)
1.22% 08/03/22
2
11,865,000 11,900,809
(LIBOR USD 3-Month plus 1.27%)
1.49% 03/28/22
2
77,615,000 77,580,464
(LIBOR USD 3-Month plus 3.14%)
3.26% 01/07/22
2
12,075,000 12,075,009
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
117,429,000 141,002,790
General Motors Financial Co., Inc.
3.15% 06/30/22 11,161,000 11,279,022
3.45% 04/10/22 24,235,000 24,309,867
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
72,055,000 71,773,810
1.22% 12/06/23 192,325,000 192,798,927
1.43% 03/09/27
4
170,920,000 167,479,693
1.54% 09/10/27
4
106,190,000 104,159,728
1.95% 10/21/27
4
46,890,000 46,748,977
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.91% 07/24/23
4
$ 26,692,000 $ 26,989,623
2.91% 06/05/23
4
4,605,000 4,643,963
3.20% 02/23/23 51,252,000 52,575,716
3.27% 09/29/25
4
144,232,000 151,168,189
3.50% 04/01/25 42,324,000 44,806,542
3.85% 01/26/27 140,000 150,550
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 160,000 159,585
Intercontinental Exchange, Inc.
1.85% 09/15/32 1,080,000 1,036,953
JPMorgan Chase & Co.
1.56% 12/10/25
4
119,090,000 119,343,522
3.80% 07/23/24
4
9,861,000 10,280,572
Morgan Stanley
0.79% 05/30/25
4
62,230,000 61,449,618
1.59% 05/04/27
4
138,547,000 137,185,903
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
21,175,000 20,970,055
1.51% 07/20/27
4
5,285,000 5,203,485
Morgan Stanley
(MTN)
0.53% 01/25/24
4
23,165,000 23,091,174
1.16% 10/21/25
4
178,926,000 177,491,658
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
11,735,000 11,831,333
3.77% 03/08/24
1,3,4
55,190,000 56,861,107
4.36% 08/01/24
1,3,4
104,478,000 109,452,180
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
10,746,000 11,094,105
5.50% 02/15/24
1,3
26,855,000 28,812,215
Raymond James Financial, Inc.
4.95% 07/15/46 46,716,000 59,993,764
TIAA FSB Holdings, Inc.
5.75% 07/02/25 4,045,000 4,417,186
3,248,303,058
Food — 0 .44%
JBS USA LLC/JBS USA Finance, Inc.
(Canada)
6.75% 02/15/28
1,3
41,000,000 44,454,660
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
13,672,000 13,998,872
5.50% 01/15/30
1,3
38,255,000 41,666,581
6.50% 04/15/29
1,3
33,928,000 37,428,819
Kraft Heinz Foods Co.
3.00% 06/01/26 4,173,000 4,371,708
3.75% 04/01/30 5,250,000 5,680,162
4.38% 06/01/46 882,000 1,036,140
5.00% 07/15/35 24,594,000 30,185,372
5.00% 06/04/42 10,220,000 12,740,911

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
19 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
5.20% 07/15/45 $ 23,261,000 $ 29,644,457
6.50% 02/09/40 6,240,000 8,892,088
Pilgrim's Pride Corp.
3.50% 03/01/32
1
55,470,000 56,309,143
4.25% 04/15/31
1
1,429,000 1,505,956
5.88% 09/30/27
1
4,269,000 4,510,899
Post Holdings, Inc.
4.63% 04/15/30
1
16,438,000 16,771,856
5.50% 12/15/29
1
15,400,000 16,205,266
Smithfield Foods, Inc.
2.63% 09/13/31
1
14,435,000 14,053,513
3.00% 10/15/30
1
8,890,000 8,915,770
4.25% 02/01/27
1
24,855,000 26,752,951
375,125,124
Gaming — 0 .00%
MGM Resorts International
6.00% 03/15/23 30,000 31,555
Health Care — 3 .19%
AbbVie, Inc.
2.90% 11/06/22 7,139,000 7,270,622
3.25% 10/01/22 5,719,000 5,800,279
3.45% 03/15/22 2,020,000 2,021,863
4.05% 11/21/39 10,782,000 12,378,647
4.40% 11/06/42 62,889,000 75,560,525
4.45% 05/14/46 11,444,000 13,857,941
4.50% 05/14/35 49,065,000 58,786,649
4.55% 03/15/35 33,431,000 40,258,314
Baxter International, Inc.
0.87% 12/01/23
1
23,013,000 22,923,138
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
2,805,000 2,853,145
3.95% 04/15/45
1
17,489,000 18,863,264
4.25% 12/15/25
1
19,992,000 21,642,582
4.38% 12/15/28
1
113,100,000 126,438,762
4.40% 07/15/44
1
59,691,000 66,482,323
4.63% 06/25/38
1
36,299,000 42,459,889
4.88% 06/25/48
1
88,246,000 108,717,906
5.50% 08/15/25
1
13,932,000 15,413,182
5.50% 07/30/35
1
3,820,000 4,734,261
Bayer U.S. Finance LLC
3.38% 10/08/24
1
2,055,000 2,150,294
Becton Dickinson and Co.
1.96% 02/11/31 5,000,000 4,826,687
2.82% 05/20/30 20,388,000 21,060,166
3.36% 06/06/24 1,013,000 1,060,798
Centene Corp.
2.45% 07/15/28 31,858,000 31,562,674
3.00% 10/15/30 134,495,000 136,948,189
4.25% 12/15/27 75,412,000 78,747,474
Cigna Corp.
3.20% 03/15/40 4,157,000 4,302,512
3.88% 10/15/47 22,722,000 25,435,514
4.80% 08/15/38 26,478,000 32,626,573
4.80% 07/15/46 38,613,000 48,847,316
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
CommonSpirit Health
2.76% 10/01/24 $ 11,198,000 $ 11,566,535
2.78% 10/01/30 17,835,000 18,301,270
3.35% 10/01/29 52,258,000 55,577,567
4.35% 11/01/42 2,860,000 3,279,818
CVS Health Corp.
2.75% 12/01/22 31,624,000 32,065,300
4.78% 03/25/38 23,581,000 28,754,654
4.88% 07/20/35 22,450,000 27,554,924
5.05% 03/25/48 77,870,000 101,950,751
5.13% 07/20/45 64,555,000 84,110,365
Encompass Health Corp.
4.63% 04/01/31 4,000,000 4,090,268
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
88,710,000 67,446,213
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
8,964,000 8,996,077
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
67,592,000 66,997,243
HCA, Inc.
2.38% 07/15/31 10,563,000 10,407,081
4.13% 06/15/29 10,936,000 12,070,863
4.50% 02/15/27 4,356,000 4,801,177
4.75% 05/01/23 8,906,000 9,331,059
5.00% 03/15/24 66,150,000 71,180,823
5.25% 04/15/25 7,749,000 8,578,828
5.25% 06/15/26 73,284,000 82,486,955
5.25% 06/15/49 188,662,000 242,759,302
5.50% 06/15/47 35,137,000 46,334,459
Humana, Inc.
0.65% 08/03/23 118,205,000 117,685,254
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
2,177,000 2,228,085
Molina Healthcare, Inc.
3.88% 11/15/30
1
55,275,000 57,489,078
3.88% 05/15/32
1
59,994,000 60,853,043
4.38% 06/15/28
1
48,064,000 49,811,973
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
1
40,785,000 40,673,319
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 4,300,000 4,449,847
Option Care Health, Inc.
4.38% 10/31/29
1
1,311,000 1,318,228
PerkinElmer, Inc.
0.55% 09/15/23 35,000,000 34,758,469
0.85% 09/15/24 32,870,000 32,446,644
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
11,885,000 11,783,356
1.75% 09/02/27
3
11,295,000 11,003,389
Teleflex, Inc.
4.25% 06/01/28
1
75,000 77,372

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 20
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Thermo Fisher Scientific Finance I BV
(Netherlands)
1.63% 10/18/41
3
$ 25,000,000 $ 29,004,378
2.00% 10/18/51
3
66,294,000 78,022,592
UnitedHealth Group, Inc.
3.05% 05/15/41 45,240,000 47,338,411
3.25% 05/15/51 41,055,000 44,516,377
3.70% 08/15/49 9,911,000 11,478,675
4.25% 04/15/47 13,825,000 16,962,641
Universal Health Services, Inc.
1.65% 09/01/26
1
45,000,000 44,280,883
2,728,855,035
Industrials — 0 .63%
Amcor Finance USA, Inc.
3.63% 04/28/26 11,781,000 12,569,254
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
20,879,000 21,181,989
Artera Services LLC
9.03% 12/04/25
1
34,765,000 36,733,856
BAE Systems PLC
(United Kingdom)
4.13% 06/08/22
3
8,077,000 11,096,196
Berry Global, Inc.
1.57% 01/15/26 55,445,000 54,300,919
4.88% 07/15/26
1
82,131,000 85,065,542
Boeing Co. (The)
1.17% 02/04/23 12,010,000 12,012,261
1.43% 02/04/24 174,540,000 174,430,780
4.88% 05/01/25 19,940,000 21,841,407
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
2
9,229,000 9,048,969
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
11,550,000 10,029,320
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 21,156,000 28,887,563
Heathrow Funding Ltd.
(United Kingdom)
5.23% 02/15/23
1,3
34,415,000 48,592,766
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 13,593,172
539,383,994
Information Technology — 0 .43%
Broadcom, Inc.
3.14% 11/15/35
1
10,000,000 10,143,892
3.42% 04/15/33
1
31,628,000 33,068,998
4.30% 11/15/32 10,000,000 11,279,685
Fiserv, Inc.
3.20% 07/01/26 5,905,000 6,253,227
Intel Corp.
2.80% 08/12/41 7,760,000 7,758,340
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
3.05% 08/12/51 $ 38,200,000 $ 39,208,949
3.73% 12/08/47 590,000 673,658
Netflix, Inc.
5.88% 02/15/25 3,685,000 4,140,366
Oracle Corp.
2.30% 03/25/28 56,500,000 56,309,430
2.80% 04/01/27 7,928,000 8,183,835
2.88% 03/25/31 1,850,000 1,861,517
3.60% 04/01/40 12,483,000 12,540,448
3.60% 04/01/50 24,020,000 23,564,280
3.65% 03/25/41 86,945,000 88,098,862
3.85% 07/15/36 23,336,000 24,697,213
3.95% 03/25/51 37,626,000 39,173,143
366,955,843
Insurance — 0 .88%
Athene Global Funding
1.61% 06/29/26
1
61,330,000 60,274,449
1.99% 08/19/28
1
11,040,000 10,752,612
(SOFR Rate plus 0.70%)
0.75% 05/24/24
1,2
146,955,000 147,226,379
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 16,353,596
7.20% 07/15/48
1
18,415,000 26,571,154
Farmers Exchange Capital II
6.15% 11/01/53
1,4
59,331,000 75,107,682
Farmers Exchange Capital III
5.45% 10/15/54
1,4
85,055,000 102,313,842
Farmers Insurance Exchange
4.75% 11/01/57
1,4
18,570,000 21,281,732
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,4
42,571,000 42,622,669
New York Life Insurance Co.
3.75% 05/15/50
1
5,695,000 6,498,166
Protective Life Global Funding
1.90% 07/06/28
1
56,210,000 55,101,991
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
116,155,000 121,455,478
4.27% 05/15/47
1
13,496,000 16,289,036
4.38% 09/15/54
1,4
35,635,000 36,867,659
Willis North America, Inc.
2.95% 09/15/29 11,025,000 11,298,031
4.50% 09/15/28 5,079,000 5,730,875
755,745,351
Materials — 0 .21%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
25,099,000 25,629,636
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
9,000,000 10,863,630

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
21 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
6.53% 11/15/28
3
$ 5,767,000 $ 6,961,173
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
5,950,000 5,838,961
3.27% 11/15/40
1
6,000,000 6,103,675
5.00% 09/26/48 99,234,000 127,871,546
183,268,621
Real Estate Investment Trust (REIT) — 1 .01%
American Campus Communities Operating Partnership LP
3.30% 07/15/26 21,300,000 22,464,378
3.63% 11/15/27 7,095,000 7,578,836
3.75% 04/15/23 45,679,000 46,927,017
3.88% 01/30/31 9,260,000 10,259,300
4.13% 07/01/24 4,095,000 4,376,788
Boston Properties LP
3.25% 01/30/31 21,489,000 22,519,050
CyrusOne Europe Finance DAC
(Ireland)
1.13% 05/26/28
3
8,000,000 9,181,950
CyrusOne LP/CyrusOne Finance Corp.
1.45% 01/22/27 29,565,000 34,355,176
2.15% 11/01/30 7,265,000 7,199,651
2.90% 11/15/24 86,883,000 89,773,163
3.45% 11/15/29 7,045,000 7,653,039
Federal Realty Investment Trust
7.48% 08/15/26 18,825,000 22,754,597
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 33,037,000 34,374,073
5.25% 06/01/25 75,515,000 83,085,530
5.30% 01/15/29 34,755,000 39,515,566
5.38% 11/01/23 36,796,000 39,088,078
5.38% 04/15/26 99,048,000 110,425,644
5.75% 06/01/28 29,128,000 33,672,551
Healthcare Realty Trust, Inc.
3.88% 05/01/25 20,446,000 21,704,686
Healthcare Trust of America Holdings LP
2.00% 03/15/31 17,940,000 16,996,496
3.10% 02/15/30 5,095,000 5,291,778
3.75% 07/01/27 18,945,000 20,571,882
Hudson Pacific Properties LP
3.95% 11/01/27 13,630,000 14,616,652
4.65% 04/01/29 9,585,000 10,844,099
Kilroy Realty LP
3.45% 12/15/24 28,590,000 29,999,218
Life Storage LP
3.88% 12/15/27 6,960,000 7,641,494
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 265,000 286,922
Mid-America Apartments LP
4.30% 10/15/23 9,636,000 10,089,172
SL Green Operating Partnership LP
3.25% 10/15/22 49,011,000 49,778,872
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Realty Corp.
4.50% 12/01/22 $ 15,845,000 $ 16,187,205
Ventas Realty LP
3.50% 02/01/25 12,540,000 13,228,632
3.75% 05/01/24 9,705,000 10,168,488
4.00% 03/01/28 2,000,000 2,215,827
4.88% 04/15/49 7,980,000 10,037,761
864,863,571
Retail — 0 .19%
7-Eleven, Inc.
0.63% 02/10/23
1
58,715,000 58,483,055
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
1,3
18,032,000 19,541,405
FirstCash, Inc.
5.63% 01/01/30
1
4,726,000 4,821,894
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
82,409,000 81,313,372
164,159,726
Services — 0 .33%
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
7,600,000 8,544,460
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
9,780,000 10,282,105
4.00% 03/01/26
1,3
61,292,000 66,399,156
4.13% 08/01/23
3
28,228,000 29,565,866
4.75% 02/15/25
1,3
49,035,000 53,515,336
4.75% 08/01/28
3
2,767,000 3,217,039
5.00% 11/01/22
1,3
83,285,000 86,007,171
Waste Pro USA, Inc.
5.50% 02/15/26
1
21,843,000 21,756,502
279,287,635
Transportation — 0 .29%
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00% 07/15/25 11,298,082 10,929,359
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 16,166,862 16,372,097
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 13,682,979 13,841,693
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 50,265 50,444
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 82,060,724 80,779,259
Empresa de Transporte de Pasajeros Metro SA
(Chile)
3.65% 05/07/30
1,3
9,660,000 10,287,900

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 22
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 $ 9,953,096 $ 10,722,779
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 115,767 116,691
SMBC Aviation Capital Finance DAC
(Ireland)
3.00% 07/15/22
1,3
20,315,000 20,526,650
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 10,973,303 11,119,978
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 2,190,509 2,311,781
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 28,420,024 29,848,585
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 7,107 7,052
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 12,301,739 12,880,566
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 29,989,358 31,180,031
250,974,865
Total Corporates
(Cost $20,582,454,387) 21,092,565,500
FOREIGN GOVERNMENT OBLIGATIONS — 2 .08%
Foreign Government Obligations — 2 .08%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
38,500,000 40,028,065
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
24,818,000 25,225,015
3.88% 06/12/30
3
22,393,000 21,791,748
4.63% 01/13/28
3
11,020,000 11,526,314
Canadian When Issued Government Bond (WI)
(Canada)
0.25% 11/01/23
3
538,010,000 422,498,531
0.75% 02/01/24
3
603,980,000 475,538,320
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
12,329,000 12,271,054
3.24% 02/06/28
3
11,022,000 11,640,389
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
51,601,000 47,116,873
3.13% 04/15/31
3
15,100,000 13,636,244
4.50% 01/28/26
3
27,855,000 29,192,597
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Croatia Government International Bond,
Series REGS
(Croatia)
6.00% 01/26/24
3
$ 18,065,000 $ 19,795,717
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
25,047,000 25,584,759
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
19,530,000 19,915,425
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
3,550,000 3,536,510
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
4,765,000 4,824,563
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
12,300,000 12,129,940
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
29,861,000 31,171,898
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
40,616,000 39,665,586
3.75% 01/11/28
3
54,600,000 58,851,156
4.50% 04/22/29
3
11,767,000 13,129,618
4.75% 04/27/32
3
5,485,000 6,212,599
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
6,234,000 6,623,625
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
11,400,000 10,861,920
3.16% 01/23/30
3
63,774,000 66,249,388
3.88% 03/17/28
3
13,200,000 14,271,840
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
9,800,000 9,469,250
4.95% 04/28/31
1,3
5,477,000 6,168,471
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
17,340,000 17,919,156
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
4.15% 03/29/27
3
5,100,000 5,657,430
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
20,541,000 20,890,197
4.13% 08/25/27
3
1,827,000 2,010,248

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
23 / December 2021
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
$ 8,405,000 $ 8,153,691
1.95% 01/06/32
3
7,040,000 6,943,200
2.46% 05/05/30
3
4,565,000 4,719,703
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
23,550,000 26,472,555
4.50% 04/23/28
3
35,053,000 40,282,469
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
28,007,000 28,485,920
4.85% 09/30/29
3
29,185,000 30,215,230
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 26,410,800
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
29,155,000 31,105,207
3.25% 10/22/30
3
16,040,000 17,264,654
3.63% 03/04/28
3
27,097,000 29,559,576
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
20,570,000 23,737,986
Total Foreign Government Obligations
(Cost $1,786,149,780) 1,778,755,437
MORTGAGE-BACKED — 36 .89% **
Non-Agency Commercial Mortgage-Backed — 1 .80%
ACRES Commercial Realty Corp.,
Series 2020-RSO9, Class C
(Cayman Islands)
(SOFR30A plus 4.36%)
4.41% 04/17/37
1,2,3
18,171,607 18,169,703
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
122,930,000 137,367,931
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2018-TALL, Class C
(LIBOR USD 1-Month plus 1.12%)
1.23% 03/15/37
1,2
18,000,000 17,310,436
Benchmark Mortgage Trust,
Series 2018-B2, Class A5
3.88% 02/15/51
4
7,085,000 7,815,549
BFLD Trust,
Series 2020-OBRK, Class A
(LIBOR USD 1-Month plus 2.05%)
2.16% 11/15/28
1,2
65,000,000 65,110,500
BGME Trust,
Series 2021-VR, Class A
2.99% 01/10/43
1,4
20,000,000 20,543,616
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BGME Trust,
Series 2021-VR, Class B
2.99% 01/10/43
1,4
$ 32,137,000 $ 32,240,087
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E
(LIBOR USD 1-Month plus 1.95%)
2.06% 03/15/37
1,2
17,474,382 17,418,943
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(LIBOR USD 1-Month plus 0.92%)
1.03% 10/15/36
1,2
177,786,853 177,861,109
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 185,052,963
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 44,598,223
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
80,255,000 89,215,302
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.30% 03/10/39
1,4
272,551,000 5,809,629
Capital Funding Mortgage Trust,
Series 2021-M01, Class A
(LIBOR USD 1-Month plus 2.25%)
2.75% 12/19/24
1,2
90,174,649 90,435,191
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
32,645,000 34,035,729
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.76% 06/10/48 10,000,000 10,662,218
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 440,000 459,984
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
1.09% 05/15/36
1,2
14,000,000 14,004,501
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 32,518,795
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55% 09/10/35
1,4
1,362,500 1,436,279
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
35,000,000 35,797,626
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA, Class A
(LIBOR USD 1-Month plus 1.20%)
1.31% 06/15/38
1,2
10,000,000 10,013,015
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39

84,915,000 90,686,622

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
$ 81,025,000 $ 84,922,497
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5
3.91% 01/15/49 8,610,000 9,295,647
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E
(LIBOR USD 1-Month plus 1.80%)
1.91% 05/15/36
1,2
26,449,000 26,447,011
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 149,592,703
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
15,810,000 16,257,429
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.83% 01/15/32
1,4
48,830,000 50,534,674
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,4
56,465,000 58,244,700
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
8,710,000 9,485,293
1,543,343,905
Non-Agency Mortgage-Backed — 5 .13%
1301 Properties Owner LP
2.08% 09/07/25
5,6
47,327,027 47,587,326
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
0.64% 01/25/36
2
219,311 217,254
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 2,257 2,314
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.58% 09/25/35
2
348,952 339,986
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.08% 02/25/36
2
37,589,941 36,986,237
Alternative Loan Trust,
Series 2005-84, Class 1A1
2.16% 02/25/36
4
30,579 28,611
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.13% 02/25/37
4
975,474 980,915
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.34%)
0.44% 06/25/46
2
$ 4,083 $ 4,098
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.30% 03/25/37
2
569,035 133,667
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
1.23% 10/25/46
2
36,248,742 29,957,508
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.23% 03/25/47
2
33,302,112 31,522,877
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
1.69% 10/25/34
2
4,163,303 4,252,729
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 11,461 11,678
Banc of America Funding Trust,
Series 2006-D, Class 3A1
2.96% 05/20/36
4
2,940,985 2,854,914
Banc of America Funding Trust,
Series 2006-E, Class 2A1
2.66% 06/20/36
4
43,182 42,062
Banc of America Funding Trust,
Series 2006-H, Class 3A1
2.87% 09/20/46
4
676,923 632,310
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 08/27/36
1,2
7,724,465 7,589,532
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
0.23% 10/26/36
1,2
17,669,813 18,068,508
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,4
1,280,607 1,291,474
Banc of America Funding Trust,
Series 2016-R1, Class B2
3.50% 03/25/40
1,4
23,780,000 21,774,678
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
2.45% 07/25/34
4
24,695 25,289
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
2.76% 04/25/35
4
157,022 162,261

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
25 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00% 07/25/46
2
$ 75,938 $ 73,950
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 421,306 399,074
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 218,622 219,902
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 229,572 158,238
BCAP LLC Trust,
Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 1.30%)
1.40% 09/25/47
2
15,222,304 15,260,520
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
2.73% 05/25/35
4
9,555 9,548
Bear Stearns ALT-A Trust,
Series 2005-7, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.64% 08/25/35
2
22,072 22,148
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
2.93% 07/25/36
4
1,474,212 931,352
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
2.95% 04/25/34
4
4,898 4,911
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
2.64% 01/25/35
4
1,824,281 1,869,148
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
2.81% 10/25/36
4
258,816 249,481
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
0.35% 08/25/20
2
1,220,486 670,938
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 259,763 270,440
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 02/25/22)
5.50% 01/25/34 499,305 506,569
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 02/25/22)
5.75% 01/25/34 450,157 456,662
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
0.28% 10/25/36
2
1,164,400 1,107,980
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.26% 12/25/46
2
$ 15,671,812 $ 14,771,386
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
0.27% 06/25/47
2
339,264 332,183
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.08% 09/25/36
4
457,370 414,806
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,402,725 739,878
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.36% 06/25/35
4
997,968 1,016,839
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 06/25/36 290,121 171,399
ChaseFlex Trust,
Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.30% 09/25/36
2
5,519,909 4,760,539
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
65,008,005 65,373,363
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.18% 09/25/58
1,2
60,230,274 59,065,499
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
191,945,242 179,442,006
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
129,337,778 127,120,282
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,4
120,635,863 122,662,534
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
166,289,577 141,186,153
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
150,123,402 150,955,897
CIM Trust,
Series 2020-R4, Class A1A
3.30% 06/25/60
1,4
89,712,872 88,486,784
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
182,617,582 179,691,171
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
298,018,979 295,014,530

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
1,4
$ 111,211,703 $ 110,246,185
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
1,4
106,139,089 105,430,239
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
362,341,364 361,097,482
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
262,870,681 261,515,425
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
254,967,063 251,904,475
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 112,434 114,678
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
2.77% 03/25/36
4
8,368,536 7,339,851
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.21% 06/25/36
4
1,578,910 1,538,057
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
2.14% 03/25/37
4
226,763 201,556
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
2.89% 04/25/37
4
62,666 62,751
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
1.99% 02/20/36
1,2
8,340,214 7,789,256
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
0.78% 03/25/47
1,2
3,846,948 3,829,724
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.66% 02/25/34
4
14,531 14,624
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
2.53% 10/25/35
4
388,098 266,475
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.36% 11/25/35
2
121,223 106,641
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
1.75% 06/19/31
4
7,563 7,485
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 34,240 34,442
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.45% 08/25/34
4
$ 619,541 $ 619,541
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
0.76% 02/25/35
2
84,781 83,947
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
2.50% 06/25/34
4
52,174 53,110
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
2.44% 06/20/34
4
10,093 10,486
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
2.60% 09/20/34
4
621,763 626,579
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
3.20% 04/25/35
4
631,697 636,498
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-31, Class 2A3
2.44% 01/25/36
4
102,845 99,739
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.70% 05/25/35
2
2,728,576 2,327,912
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
3.43% 09/25/47
4
572,882 541,398
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.31% 03/25/37
4
1,041,572 952,560
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
2.63% 08/25/33
4
9,384 9,996
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,784 2,899
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 17,497 18,063
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
2.29% 06/25/34
4
66,846 70,360
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/03/61
†,1
11,096,439 11,642,821
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
0.80% 03/25/36
2
3,272,055 1,036,380
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50% 03/25/37 1,196,507 862,912

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
27 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
1.85% 08/27/36
1,2
$ 430,123 $ 433,552
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.49% 11/27/46
1,2
3,572,121 3,557,340
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.42% 02/25/60
1,4
20,307,737 20,857,039
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.78% 10/01/61
†,1
264,156,673 276,700,522
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA
0.00% 10/01/61
1,4,5,6
675,653 675,231
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.48% 08/25/36
2
2,380,600 2,417,277
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.26%)
0.36% 12/25/36
2
1,552,054 719,925
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(LIBOR USD 1-Month plus 0.38%)
0.48% 02/25/37
2
445,813 438,744
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
1.80% 10/25/47
2
23,008,264 21,583,415
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 07/25/47
2
32,837,204 31,453,677
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 283,658 283,201
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.81% 02/25/36
4
624,236 548,845
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
0.82% 01/19/45
2
1,402,958 1,222,444
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
0.60% 02/19/45
2
91,245 90,575
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
0.58% 07/19/45
2
89,690 88,577
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.30% 10/19/36
2
$ 14,810,654 $ 12,891,836
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.24% 03/19/37
2
6,456,311 6,097,078
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
2.18% 08/25/34
4
4,314,151 4,336,419
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.28% 09/25/34
4
13,709 13,656
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
2.31% 10/25/34
4
705,040 731,537
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.46% 12/25/35
4
9,103,316 8,655,785
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.48% 02/25/36
4
10,453,686 8,516,539
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
2.37% 06/25/35
4
9,417,999 9,210,516
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.35% 09/25/35
4
7,668,490 7,494,035
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.29% 10/25/35
4
10,388,066 7,968,099
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.30% 11/25/35
4
10,645,980 9,685,183
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.35% 03/25/36
4
10,861,532 8,826,004
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A7
6.00% 02/25/37 8,755 5,205
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
3.36% 12/25/34
4
93,286 96,294
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
2.92% 01/25/37
4
59,350 45,947
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
2.69% 11/25/37
4
112,000 77,259
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
2.85% 11/19/35
4
330,661 333,468
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
2.67% 05/19/36
4
1,555,281 951,048

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
0.58% 08/25/45
2
$ 1,015,041 $ 1,007,222
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
0.30% 10/25/45
2
12,097,445 11,416,795
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
27,118,619 27,836,123
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
2.59% 08/25/34
4
1,983 1,978
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
2.28% 08/25/34
4
94,235 94,998
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
2.60% 10/25/35
4
1,987,263 1,385,652
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
2.72% 09/25/35
4
51,627 52,322
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
2.80% 05/25/37
4
1,353,486 991,252
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.08% 04/19/34
4
3,760 3,721
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
0.78% 01/19/35
2
199,871 192,600
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
2.70% 05/19/34
4
41,059 41,651
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
2.33% 06/19/34
4
1,479 1,546
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
0.58% 06/19/35
2
220,522 221,544
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.41% 07/19/35
4
35,924 31,589
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.30% 11/19/36
2
55,786,487 51,252,736
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
0.52% 09/19/46
2
59,422,158 56,850,438
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.10% 10/25/37
2
$ 20,033,793 $ 18,528,193
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.10% 10/25/37
2
16,263,184 16,885,524
Impac CMB Trust,
Series 2004-8, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
0.80% 10/25/34
2
121,785 123,788
Impac CMB Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.62% 04/25/35
2
2,319,995 2,270,587
Impac CMB Trust,
Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.17%)
0.35% 05/25/35
2
3,011,325 2,955,073
Impac Secured Assets Corp.,
Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.00% 11/25/34
2
1,785 1,790
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.34%)
0.44% 11/25/36
2
5,295,398 5,088,341
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.54%)
0.64% 02/25/37
2
8,400,639 8,048,800
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
0.21% 05/25/37
2
3,333,365 2,823,214
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
0.35% 05/25/37
2
41,546,797 35,334,844
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
2.66% 08/25/34
4
886,399 884,353
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
0.90% 08/25/34
2
15,782 15,141
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
0.96% 09/25/34
2
42,000 41,192
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
2.96% 03/25/35
4
266,136 270,179

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
29 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
2.72% 09/25/35
4
$ 3,328,834 $ 2,692,288
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
2.74% 10/25/35
4
19,967,365 18,840,112
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
2.77% 01/25/36
4
697,677 693,214
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
0.58% 04/25/35
2
423,399 387,166
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
2.99% 08/25/36
4
11,540,558 10,656,122
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.34% 08/25/36
2
117,568 116,881
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.40%)
0.50% 10/25/36
2
14,863,950 14,662,029
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.20%)
0.30% 01/25/37
2
34,430,507 34,949,120
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
2.81% 05/25/36
4
3,267,704 3,186,381
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
2.93% 05/25/36
4
20,649,618 15,975,585
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.00% 03/25/37
4
412,055 386,424
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.77% 06/25/37
4
2,722,917 2,643,522
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
2.61% 11/25/37
4
1,883,601 1,766,959
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
2.91% 05/25/36
4
452,155 341,808
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.04% 05/25/36
4
4,638,467 3,208,216
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
1.68% 11/25/33
4
65,313 65,387
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
2.24% 09/25/34
4
184,789 182,375
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
2.54% 08/25/35
4
$ 83,772 $ 85,771
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,607,304 1,378,329
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
2.27% 11/25/33
4
2,305 2,316
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
2.78% 05/25/36
4
559,521 509,286
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
3.04% 05/25/36
4
378,209 339,808
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
2.87% 06/25/36
4
322,104 277,810
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
2.87% 06/25/36
4
1,038,360 895,571
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
2.72% 08/25/36
4
291,538 266,723
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
2.42% 07/25/35
4
897,682 918,691
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
2.60% 05/25/37
4
1,574,834 1,380,132
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.12% 05/25/37
4
267,295 267,071
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
3.23% 06/25/37
4
2,212,186 1,978,644
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
3.03% 06/25/37
4
325,587 286,151
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
1,4
55,965,655 55,211,428
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
1,4
42,056,389 41,463,326
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.40% 11/25/35
2
3,481,297 3,471,162
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.64% 12/25/35

305,931 302,922

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust,
Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.40%)
0.50% 08/25/46
2
$ 9,740,728 $ 9,907,245
Lehman XS Trust,
Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
0.34% 08/25/36
2
30,790 35,427
Lehman XS Trust,
Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
0.34% 03/25/47
2
19,811,301 19,801,578
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.02% 01/25/34
4
22,873 24,372
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
1.89% 11/25/33
4
475,396 475,038
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.73% 11/21/34
4
2,334,908 2,364,135
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
2.79% 10/25/34
4
78,340 78,803
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
2.40% 09/25/34
4
1,503,628 1,504,560
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
2.96% 05/25/36
4
5,642,246 3,609,179
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
4
8,495 8,867
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.81% 11/15/31
2
719,532 734,404
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.38% 10/25/33
4
218,786 221,207
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
2.64% 08/25/34
4
884,337 884,216
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.42%)
0.52% 02/25/36
2
6,424 6,338
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
2.61% 08/25/36
2
2,560,663 2,498,265
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.42% 01/25/35
2
$ 83,766 $ 81,153
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.07% 09/25/34
4
451,057 448,930
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
0.36% 04/25/35
2
1,244,370 1,215,162
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
700,094 289,522
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S (STEP-reset date 02/25/22)
5.50% 02/25/47 20,078 20,049
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
0.83% 06/26/47
1,2
1,716,650 1,724,411
Morgan Stanley Resecuritization Trust,
Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
0.89% 08/26/47
1,2
535,464 536,274
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.74% 02/25/35
2
2,657,585 2,672,277
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 10/25/35
2
2,818,555 2,811,221
MortgageIT Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.62% 12/25/35
2
521,980 526,447
NMLT Trust,
Series 2021-INV3, Class PT
0.00% 11/01/56
1,4
191,931,821 205,328,662
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/22)
3.00% 07/25/59
1
54,262,806 54,417,222
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 02/25/22)
7.48% 11/25/29 46,637 46,275
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
3.45% 12/25/35
4
3,739,985 2,101,028
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.27% 04/25/35
4
148,075 146,659
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
3.35% 07/25/35
4
2,441,946 2,057,433

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
31 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.08% 01/25/46
2
$ 4,099,944 $ 3,810,679
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.08% 01/25/36
4
105,759 91,870
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.34% 01/25/36
4
9,615,373 8,569,346
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.37%)
0.47% 08/25/36
2
16,458,536 16,013,496
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.57% 08/25/36
4,5,6
16,819,826 336,755
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
0.48% 09/25/36
2
154,623 121,619
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.46% 02/25/36
4,5,6
59,445,369 805,699
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.68% 06/25/36
4,5,6
26,942,446 347,295
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78% 08/25/36
4,5,6
65,344,153 1,500,576
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.47% 09/25/37
4,5,6
51,511,379 947,068
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.37% 03/25/37
4,5,6
32,197,103 388,925
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.29% 03/25/37
4,5,6
34,851,770 298,209
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
73,897,699 677,221
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.39% 06/25/37
4,5,6
25,826,144 295,157
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43% 06/25/37
4,5,6
64,255,107 1,004,905
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.69% 12/25/34
4
178,447 182,852
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.82% 12/25/34
4
11,417 11,296
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
2.52% 12/25/34
4
$ 299,876 $ 316,423
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,749,743 1,728,324
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.11% 11/25/35
4
2,798,400 1,921,550
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
4.70% 09/25/36
4
343,442 320,790
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 4A1
4.78% 09/25/36
4
8,496 7,190
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
4.57% 11/25/36
4
48,613 46,906
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
3.33% 04/25/37
4
1,069,227 977,291
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.76% 06/20/33
2
31,126 31,119
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.74% 01/20/34
2
1,055 1,042
Sequoia Mortgage Trust,
Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
0.67% 05/20/34
2
162,877 163,324
Sequoia Mortgage Trust,
Series 2004-4, Class A
(LIBOR USD 6-Month plus 0.52%)
0.69% 05/20/34
2
77,006 74,942
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
2.41% 02/25/34
4
16,205 15,925
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.58% 09/25/34
4
3,040,734 3,075,417
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
2.65% 10/25/34
4
78,240 78,240
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
2.38% 10/25/34
4
3,830,465 3,890,088
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.51% 10/25/34
4
1,455,955 1,403,332
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
1.20% 11/25/34

28,360 27,334

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
2.73% 01/25/35
4
$ 359,874 $ 369,679
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.39% 06/25/35
4
811,739 755,168
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
2.75% 09/25/35
4
11,734,071 8,881,942
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.42% 01/25/37
2
16,611,820 16,521,671
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
3.20% 10/25/47
4
513,264 420,891
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.56%)
0.66% 02/25/36
2
451,545 434,868
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
2.50% 02/25/36
2
14,565,971 14,525,217
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.42%)
0.52% 08/25/36
2
16,650,953 16,155,814
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.22% 10/25/36
2
15,267,030 14,666,139
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.58% 08/25/47
2
100,391,209 100,052,619
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 454 475
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.21% 09/25/33
4
96,845 100,486
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 5A4
2.37% 11/25/33
4
802,413 810,181
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 939,639 932,363
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
2.55% 06/25/37
4
1,644,480 1,302,329
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
1.99% 12/25/44
4
$ 71,168 $ 71,294
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.46%)
0.56% 01/25/37
2
11,725,366 6,172,514
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.48%)
0.58% 08/25/36
2
14,709,950 6,887,190
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.56% 06/25/33
4
2,002,811 1,989,486
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
2.60% 06/25/34
4
18,626 19,193
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
0.94% 05/25/44
2
349,748 353,524
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
0.65% 05/25/35
2
1,908,958 1,572,278
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.60% 06/25/35
2
3,292,102 2,847,583
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.74% 01/25/45
2
405,706 403,777
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.74% 08/25/45
2
19,535,432 19,610,821
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.83% 10/25/35
4
671,875 675,236
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
0.68% 10/25/45
2
3,005,513 3,014,678
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.93% 12/25/35
4
2,775,652 2,830,485
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.52%)
0.62% 11/25/45
2
17,298,892 17,083,131
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.54%)
0.64% 12/25/45
2
8,445,920 8,208,158

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
33 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.58%)
0.68% 12/25/45
2
$ 9,079,343 $ 9,117,191
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.66%)
0.76% 01/25/45
2
9,617,377 9,770,548
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
0.72% 01/25/45
2
602,965 602,285
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.76% 01/25/45
2
51,278 51,310
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.76%)
0.86% 01/25/45
2
2,141,125 2,147,976
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
0.56% 04/25/45
2
80,032 79,346
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.64% 07/25/45
2
87,500 86,612
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.07%)
1.15% 01/25/46
2
16,501,818 16,557,237
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
2.86% 09/25/36
4
8,167,122 8,198,262
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.07% 12/25/36
4
456,530 453,602
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.08% 02/25/46
2
9,766,627 9,648,856
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.02% 05/25/46
2
3,273,611 3,257,640
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.06% 07/25/46
2
7,112,576 6,864,635
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-1, Class 2A1
6.00% 01/25/22 $ 30,670 $ 31,447
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.11% 07/25/37
4
168,215 170,341
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
0.78% 02/25/47
2
9,058,309 8,932,388
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
3.04% 11/25/30
4
183,617 188,404
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 100,525 99,497
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
2.65% 03/25/36
4
1,501,678 1,469,838
4,391,880,242
U.S. Agency Commercial Mortgage-Backed — 0 .00%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 836,531
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K155, Class A3
3.75% 04/25/33 125,000 146,821
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
4
300,000 355,351
1,338,703
U.S. Agency Mortgage-Backed — 29 .96%
Fannie Mae Pool 190375
5.50% 11/01/36 445,616 507,802
Fannie Mae Pool 190396
4.50% 06/01/39 6,043 6,680
Fannie Mae Pool 254232
6.50% 03/01/22 84 84
Fannie Mae Pool 313182
7.50% 10/01/26 692 746
Fannie Mae Pool 394854
6.50% 05/01/27 398 440
Fannie Mae Pool 545191
7.00% 09/01/31 1,832 2,048
Fannie Mae Pool 545756
7.00% 06/01/32 382 449
Fannie Mae Pool 606108
7.00% 03/01/31 2,057 2,080
Fannie Mae Pool 613142
7.00% 11/01/31 7,153 8,277

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 625666
7.00% 01/01/32 $ 6,406 $ 7,144
Fannie Mae Pool 633698
7.50% 02/01/31 24,193 28,051
Fannie Mae Pool 655928
7.00% 08/01/32 89,410 104,822
Fannie Mae Pool 725257
5.50% 02/01/34 596,801 675,764
Fannie Mae Pool 734830
4.50% 08/01/33 8,132 8,927
Fannie Mae Pool 734922
4.50% 09/01/33 1,046,311 1,154,829
Fannie Mae Pool 735207
7.00% 04/01/34 13,452 15,373
Fannie Mae Pool 735224
5.50% 02/01/35 2,132,584 2,416,576
Fannie Mae Pool 735651
4.50% 06/01/35 2,386,534 2,637,160
Fannie Mae Pool 735686
6.50% 12/01/22 31 32
Fannie Mae Pool 740297
5.50% 10/01/33 1,274 1,444
Fannie Mae Pool 745147
4.50% 12/01/35 14,655 16,140
Fannie Mae Pool 753168
4.50% 12/01/33 5,783 6,370
Fannie Mae Pool 815422
4.50% 02/01/35 26,273 28,867
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
2.16% 11/01/35
2
3,535 3,554
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.53%)
1.78% 12/01/35
2
2,941 2,954
Fannie Mae Pool 888412
7.00% 04/01/37 188,809 212,818
Fannie Mae Pool 889184
5.50% 09/01/36 2,145,092 2,432,330
Fannie Mae Pool AB1613
4.00% 10/01/40 19,196,862 21,115,402
Fannie Mae Pool AB1803
4.00% 11/01/40 23,796,379 26,364,238
Fannie Mae Pool AB2127
3.50% 01/01/26 7,045,946 7,424,334
Fannie Mae Pool AB3679
3.50% 10/01/41 7,753,856 8,376,449
Fannie Mae Pool AB3864
3.50% 11/01/41 6,175,771 6,693,588
Fannie Mae Pool AB4045
3.50% 12/01/41 7,933,802 8,680,303
Fannie Mae Pool AB4262
3.50% 01/01/32 3,935,677 4,191,061
Fannie Mae Pool AB6385
3.00% 10/01/42 239,544 252,480
Fannie Mae Pool AB9703
3.50% 06/01/43 14,387,922 15,480,573
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AC8279
4.50% 08/01/39 $ 10,522 $ 11,599
Fannie Mae Pool AE0138
4.50% 03/01/40 37,585 41,533
Fannie Mae Pool AE0482
5.50% 01/01/38 5,133,458 5,807,336
Fannie Mae Pool AH3780
4.00% 02/01/41 9,389,682 10,439,625
Fannie Mae Pool AJ1404
4.00% 09/01/41 12,343,566 13,521,282
Fannie Mae Pool AL0209
4.50% 05/01/41 14,628,245 16,244,977
Fannie Mae Pool AL0851
6.00% 10/01/40 8,658,053 10,012,054
Fannie Mae Pool AL2521
3.50% 09/01/42 96,112 103,173
Fannie Mae Pool AL4597
4.00% 01/01/44 37,304,502 41,428,288
Fannie Mae Pool AL6348
3.50% 02/01/45 32,076 34,578
Fannie Mae Pool AL7092
3.00% 07/01/45 47,451 50,284
Fannie Mae Pool AL8037
4.50% 07/01/34 136,679 148,333
Fannie Mae Pool AL8256
3.00% 08/01/43 449,957 480,605
Fannie Mae Pool AL8356
4.50% 07/01/34 327,928 354,262
Fannie Mae Pool AL8960
4.50% 05/01/46 23,747,547 26,158,666
Fannie Mae Pool AL9106
4.50% 02/01/46 31,650,297 34,863,793
Fannie Mae Pool AL9217
3.50% 10/01/46 19,764,727 21,259,246
Fannie Mae Pool AL9472
4.00% 10/01/43 5,026,453 5,504,758
Fannie Mae Pool AL9722
4.50% 08/01/46 95,878,192 105,612,828
Fannie Mae Pool AL9846
4.50% 02/01/47 101,220,693 111,497,759
Fannie Mae Pool AM4869
4.07% 12/01/25 1,721,363 1,877,374
Fannie Mae Pool AM6770
3.77% 09/01/29 158,849 178,078
Fannie Mae Pool AN4429
3.22% 01/01/27 23,130,000 24,922,055
Fannie Mae Pool AN7981
2.95% 01/01/28 100,000 107,081
Fannie Mae Pool AN9814
3.63% 08/01/28 128,839,973 142,893,092
Fannie Mae Pool AS8605
3.00% 01/01/32 154,381 162,840
Fannie Mae Pool AS8663
4.50% 01/01/47 20,026,482 21,651,557
Fannie Mae Pool AS9830
4.00% 06/01/47 34,878,469 37,351,433

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
35 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AS9972
4.00% 07/01/47 $ 29,224,031 $ 31,296,083
Fannie Mae Pool AT9649
4.00% 07/01/43 158,167 175,845
Fannie Mae Pool AU3739
3.50% 08/01/43 26,617,626 29,031,395
Fannie Mae Pool BD2450
3.50% 01/01/47 52,179 55,585
Fannie Mae Pool BL6060
2.46% 04/01/40 126,370,000 129,380,449
Fannie Mae Pool BM4299
3.00% 03/01/30 29,525,806 30,880,538
Fannie Mae Pool BM4304
3.00% 02/01/30 39,324,419 41,113,895
Fannie Mae Pool BM5164
4.00% 11/01/48 39,102,456 42,392,992
Fannie Mae Pool BM5507
3.00% 09/01/48 6,965,225 7,295,486
Fannie Mae Pool BN4316
4.00% 01/01/49 23,484 25,201
Fannie Mae Pool CA0862
3.50% 09/01/47 2,890,900 3,073,464
Fannie Mae Pool CA0996
3.50% 01/01/48 38,682 41,381
Fannie Mae Pool CA1187
3.50% 02/01/48 50,183,993 53,196,766
Fannie Mae Pool CA1191
3.50% 11/01/47 3,323,995 3,518,588
Fannie Mae Pool CA1710
4.50% 05/01/48 118,065 126,863
Fannie Mae Pool CA1711
4.50% 05/01/48 11,479,062 12,355,841
Fannie Mae Pool CA2208
4.50% 08/01/48 26,459,452 28,425,603
Fannie Mae Pool CA2327
4.00% 09/01/48 30,615,095 33,409,076
Fannie Mae Pool CA2493
4.50% 10/01/48 7,563,138 8,103,945
Fannie Mae Pool CA3633
3.50% 06/01/49 22,832,496 24,520,921
Fannie Mae Pool CA4011
3.50% 08/01/49 23,400,157 24,311,185
Fannie Mae Pool CA5689
3.00% 05/01/50 71,057,797 74,819,967
Fannie Mae Pool FM2310
3.00% 01/01/48 10,801,813 11,269,057
Fannie Mae Pool FM2318
3.50% 09/01/49 193,212,736 206,561,572
Fannie Mae Pool FM2388
3.50% 04/01/48 19,497,958 21,023,271
Fannie Mae Pool MA1146
4.00% 08/01/42 24,293,543 26,593,396
Fannie Mae Pool MA1177
3.50% 09/01/42 30,876,455 33,290,403
Fannie Mae Pool MA1404
3.50% 04/01/43 64,883 69,810
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1432
3.00% 05/01/33 $ 50,316 $ 52,907
Fannie Mae Pool MA1459
3.00% 06/01/33 23,542 24,754
Fannie Mae Pool MA1527
3.00% 08/01/33 34,690,667 36,477,259
Fannie Mae Pool MA1561
3.00% 09/01/33 22,066,774 23,203,227
Fannie Mae Pool MA1582
3.50% 09/01/43 10,708,280 11,521,269
Fannie Mae Pool MA1584
3.50% 09/01/33 33,451,381 35,690,998
Fannie Mae Pool MA1608
3.50% 10/01/33 23,985,321 25,591,173
Fannie Mae Pool MA1982
3.50% 08/01/34 47,724 50,728
Fannie Mae Pool MA2895
3.00% 02/01/47 48,942 51,262
Fannie Mae Pool MA2960
4.00% 04/01/47 27,297,842 29,421,101
Fannie Mae Pool MA3027
4.00% 06/01/47 20,029,286 21,530,856
Fannie Mae Pool MA3029
3.00% 06/01/32 24,173,007 25,351,554
Fannie Mae Pool MA3060
3.00% 07/01/32 10,548 11,062
Fannie Mae Pool MA3120
3.50% 09/01/47 1,481,107 1,574,641
Fannie Mae Pool MA3182
3.50% 11/01/47 31,888,831 33,822,860
Fannie Mae Pool MA3210
3.50% 12/01/47 55,222,384 58,563,274
Fannie Mae Pool MA3238
3.50% 01/01/48 47,648,507 50,378,381
Fannie Mae Pool MA3276
3.50% 02/01/48 18,869,126 20,001,926
Fannie Mae Pool MA3305
3.50% 03/01/48 25,415,514 26,898,611
Fannie Mae Pool MA3332
3.50% 04/01/48 69,542,572 73,566,890
Fannie Mae Pool MA3364
3.50% 05/01/33 9,156,269 9,675,386
Fannie Mae Pool MA3537
4.50% 12/01/48 16,112,528 17,252,622
Fannie Mae Pool MA3811
3.00% 10/01/49 7,417,881 7,626,848
Fannie Mae Pool MA3846
3.00% 11/01/49 43,067 43,693
Fannie Mae Pool MA3942
3.00% 02/01/50 15,622,179 16,029,453
Fannie Mae Pool MA3997
3.00% 04/01/50 18,320,442 18,798,060
Fannie Mae Pool MA4093
2.00% 08/01/40 178,844,425 180,925,938
Fannie Mae Pool MA4128
2.00% 09/01/40 148,147,390 149,871,009

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4152
2.00% 10/01/40 $ 182,326,343 $ 184,450,254
Fannie Mae Pool MA4176
2.00% 11/01/40 45,514,036 46,043,314
Fannie Mae Pool MA4333
2.00% 05/01/41 82,722,839 83,709,567
Fannie Mae REMICS,
Series 1992-123, Class Z
7.50% 07/25/22 62 63
Fannie Mae REMICS,
Series 1993-132, Class D (PO)
0.00% 10/25/22
10
1,972 1,972
Fannie Mae REMICS,
Series 1993-29, Class PK
7.00% 03/25/23 244 249
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 2,782 2,924
Fannie Mae REMICS,
Series 1997-34, Class SA
(Cost of Funds for the 11th District of San Francisco * 1.247,
37.68% Cap)
1.25% 10/25/23
2
648 708
Fannie Mae REMICS,
Series 1998-37, Class VZ
6.00% 06/17/28 1,545 1,606
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 18,462 19,283
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 78,098 85,990
Fannie Mae REMICS,
Series 2005-117, Class LC
5.50% 11/25/35 1,360,692 1,387,862
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 11/25/35
2
32,160 3,303
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
6.00% 10/25/25
2
1,687,593 104,973
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 29,479 32,113
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
28.59% 04/25/36
2
1,058,038 1,601,751
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.30% 03/25/37
2
958,188 144,526
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
6.01% 04/25/37
2
$ 2,173,083 $ 372,539
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.57% 07/25/37
2
3,018 3,056
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 234,344 264,043
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 10/25/40
2
2,562,154 469,345
Fannie Mae REMICS,
Series 2010-135, Class EA
3.00% 01/25/40 380 380
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
6.25% 03/25/40
2
5,265,484 1,138,189
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.32% 05/25/40
2
9,258,706 1,801,013
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 10,100,000 10,980,361
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 9,583,188 10,255,942
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 8,458,317 8,889,112
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
10
11,869,939 10,510,139
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
10
7,242,709 6,733,325
Fannie Mae REMICS,
Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
0.60% 07/25/46
2
8,881,269 8,987,919
Fannie Mae REMICS,
Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.60% 10/25/46
2
18,331,351 18,561,084
Fannie Mae REMICS,
Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
0.60% 10/25/46
2
14,395,611 14,528,209

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
37 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
0.60% 10/25/46
2
$ 14,214,782 $ 14,345,344
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 52,586,601 54,151,047
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 19,346,640 20,149,199
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 32,513 33,557
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 21,717,007 22,617,695
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 16,649,844 17,048,559
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 52,707 53,880
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 1,362,692 1,400,065
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 6,108,990 6,309,442
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 1,815,540 1,902,243
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 2,424,366 2,490,673
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 5,537,362 5,703,857
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 22,522,138 23,382,006
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 6,856,020 7,051,958
Fannie Mae REMICS,
Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
0.55% 11/25/49
2
36,247,674 36,617,264
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.60% 01/25/50
2
98,513 99,227
Fannie Mae REMICS,
Series G92-36, Class Z
7.00% 07/25/22 1 1
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series G93-21, Class Z
7.20% 05/25/23 $ 406 $ 417
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 19,822 22,400
Freddie Mac Gold Pool A24156
6.50% 10/01/31 88,217 97,455
Freddie Mac Gold Pool A25162
5.50% 05/01/34 1,054,198 1,189,390
Freddie Mac Gold Pool A39012
5.50% 06/01/35 26,278 29,825
Freddie Mac Gold Pool A54856
5.00% 01/01/34 2,298,973 2,582,112
Freddie Mac Gold Pool A61164
5.00% 04/01/36 7,828 8,664
Freddie Mac Gold Pool A97038
4.00% 02/01/41 7,190,306 7,793,649
Freddie Mac Gold Pool C01492
5.00% 02/01/33 335,483 370,454
Freddie Mac Gold Pool C04546
3.00% 02/01/43 12,635,487 13,401,128
Freddie Mac Gold Pool C04573
3.00% 03/01/43 16,312,711 17,334,942
Freddie Mac Gold Pool C46104
6.50% 09/01/29 8,016 8,856
Freddie Mac Gold Pool C55789
7.50% 10/01/27 3,327 3,590
Freddie Mac Gold Pool C90573
6.50% 08/01/22 3,353 3,403
Freddie Mac Gold Pool E02402
6.00% 10/01/22 1,027 1,040
Freddie Mac Gold Pool G00992
7.00% 11/01/28 421 468
Freddie Mac Gold Pool G01515
5.00% 02/01/33 363,772 400,991
Freddie Mac Gold Pool G02579
5.00% 12/01/34 573,165 648,331
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,466,722 1,688,386
Freddie Mac Gold Pool G02955
5.50% 03/01/37 2,262,534 2,571,391
Freddie Mac Gold Pool G03357
5.50% 08/01/37 787,813 900,626
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,422,103 1,622,099
Freddie Mac Gold Pool G03783
5.50% 01/01/38 1,138,149 1,298,411
Freddie Mac Gold Pool G03985
6.00% 03/01/38 12,626 14,699
Freddie Mac Gold Pool G04438
5.50% 05/01/38 3,373,189 3,852,397
Freddie Mac Gold Pool G04703
5.50% 08/01/38 2,606,552 2,974,352
Freddie Mac Gold Pool G04706
5.50% 09/01/38 111,044 126,878

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G05866
4.50% 02/01/40 $ 10,732,875 $ 12,007,991
Freddie Mac Gold Pool G06361
4.00% 03/01/41 14,669 16,315
Freddie Mac Gold Pool G06498
4.00% 04/01/41 14,356,273 15,794,655
Freddie Mac Gold Pool G06499
4.00% 03/01/41 6,161,199 6,741,317
Freddie Mac Gold Pool G07408
3.50% 06/01/43 15,194,413 16,630,955
Freddie Mac Gold Pool G07786
4.00% 08/01/44 117,896,629 129,718,268
Freddie Mac Gold Pool G07848
3.50% 04/01/44 71,905,862 77,824,613
Freddie Mac Gold Pool G07849
3.50% 05/01/44 9,448,550 10,196,757
Freddie Mac Gold Pool G07924
3.50% 01/01/45 10,796,501 11,637,953
Freddie Mac Gold Pool G07925
4.00% 02/01/45 7,758,858 8,542,311
Freddie Mac Gold Pool G08676
3.50% 11/01/45 26,557,694 28,379,028
Freddie Mac Gold Pool G08681
3.50% 12/01/45 17,825,384 19,047,853
Freddie Mac Gold Pool G08698
3.50% 03/01/46 923 983
Freddie Mac Gold Pool G08710
3.00% 06/01/46 104,027,829 109,003,359
Freddie Mac Gold Pool G08711
3.50% 06/01/46 7,710,514 8,222,487
Freddie Mac Gold Pool G08715
3.00% 08/01/46 140,441,690 147,158,853
Freddie Mac Gold Pool G08721
3.00% 09/01/46 14,341,753 15,027,702
Freddie Mac Gold Pool G08722
3.50% 09/01/46 34,298,636 36,576,047
Freddie Mac Gold Pool G08726
3.00% 10/01/46 153,007,765 160,325,948
Freddie Mac Gold Pool G08727
3.50% 10/01/46 30,421,348 32,441,309
Freddie Mac Gold Pool G08732
3.00% 11/01/46 93,987,340 98,482,645
Freddie Mac Gold Pool G08741
3.00% 01/01/47 59,040,420 61,864,255
Freddie Mac Gold Pool G08742
3.50% 01/01/47 47,504,357 50,658,620
Freddie Mac Gold Pool G08747
3.00% 02/01/47 20,843,981 21,840,925
Freddie Mac Gold Pool G08757
3.50% 04/01/47 17,530,331 18,654,875
Freddie Mac Gold Pool G08758
4.00% 04/01/47 13,748 14,778
Freddie Mac Gold Pool G08762
4.00% 05/01/47 14,191,784 15,224,114
Freddie Mac Gold Pool G08779
3.50% 09/01/47 68,972 72,998
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08784
3.50% 10/01/47 $ 59,546 $ 63,142
Freddie Mac Gold Pool G08792
3.50% 12/01/47 51,224 54,317
Freddie Mac Gold Pool G08826
5.00% 06/01/48 12,315,058 13,405,723
Freddie Mac Gold Pool G08833
5.00% 07/01/48 6,953,775 7,569,626
Freddie Mac Gold Pool G08838
5.00% 09/01/48 3,824,151 4,189,238
Freddie Mac Gold Pool G08840
5.00% 08/01/48 1,141,779 1,245,391
Freddie Mac Gold Pool G08843
4.50% 10/01/48 8,153,211 8,751,507
Freddie Mac Gold Pool G08844
5.00% 10/01/48 9,862,396 10,735,846
Freddie Mac Gold Pool G08848
4.50% 11/01/48 1,533,785 1,647,411
Freddie Mac Gold Pool G08849
5.00% 11/01/48 3,924,468 4,295,489
Freddie Mac Gold Pool G12824
6.00% 08/01/22 44,365 44,850
Freddie Mac Gold Pool G12909
6.00% 11/01/22 191,808 195,044
Freddie Mac Gold Pool G13032
6.00% 09/01/22 803 810
Freddie Mac Gold Pool G16085
2.50% 02/01/32 3,287,532 3,427,816
Freddie Mac Gold Pool G16502
3.50% 05/01/33 62,326 65,881
Freddie Mac Gold Pool G16524
3.50% 05/01/33 23,446,632 24,860,089
Freddie Mac Gold Pool G16584
3.50% 08/01/33 3,539,905 3,741,816
Freddie Mac Gold Pool G16607
3.50% 09/01/33 36,342,809 38,579,767
Freddie Mac Gold Pool G16623
2.50% 09/01/32 26,302,035 27,338,829
Freddie Mac Gold Pool G16755
3.50% 02/01/34 33,414,245 35,506,124
Freddie Mac Gold Pool G16756
3.50% 01/01/34 3,225,405 3,423,934
Freddie Mac Gold Pool G18592
3.00% 03/01/31 23,988 25,173
Freddie Mac Gold Pool G18596
3.00% 04/01/31 27,801,543 29,153,508
Freddie Mac Gold Pool G18691
3.00% 06/01/33 10,006,226 10,476,706
Freddie Mac Gold Pool G18692
3.50% 06/01/33 14,026,952 14,839,627
Freddie Mac Gold Pool G18713
3.50% 11/01/33 16,104,959 16,959,174
Freddie Mac Gold Pool G18716
3.50% 12/01/33 48,779 51,581
Freddie Mac Gold Pool G60023
3.50% 04/01/45 11,618,899 12,578,911

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
39 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G60080
3.50% 06/01/45 $ 119,104,633 $ 128,275,690
Freddie Mac Gold Pool G60138
3.50% 08/01/45 95,264,838 103,136,095
Freddie Mac Gold Pool G60238
3.50% 10/01/45 36,747,436 39,565,505
Freddie Mac Gold Pool G60344
4.00% 12/01/45 90,754 99,165
Freddie Mac Gold Pool G67700
3.50% 08/01/46 27,812,460 29,910,562
Freddie Mac Gold Pool G67703
3.50% 04/01/47 282,962,287 304,042,978
Freddie Mac Gold Pool G67706
3.50% 12/01/47 142,723,362 153,267,050
Freddie Mac Gold Pool G67707
3.50% 01/01/48 364,095,973 394,229,761
Freddie Mac Gold Pool G67708
3.50% 03/01/48 324,527,198 348,209,713
Freddie Mac Gold Pool G67709
3.50% 03/01/48 241,921,235 260,786,018
Freddie Mac Gold Pool G67710
3.50% 03/01/48 205,357,612 219,754,413
Freddie Mac Gold Pool G67711
4.00% 03/01/48 61,692,023 67,262,578
Freddie Mac Gold Pool G67713
4.00% 06/01/48 553,680 601,657
Freddie Mac Gold Pool G67714
4.00% 07/01/48 91,786 99,934
Freddie Mac Gold Pool G67717
4.00% 11/01/48 76,056,213 82,810,950
Freddie Mac Gold Pool H00790
5.50% 05/01/37 4,274 4,823
Freddie Mac Gold Pool H05069
5.50% 05/01/37 123,330 139,113
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 25,632,487 28,481,430
Freddie Mac Gold Pool U99097
3.50% 07/01/43 35,671,514 38,497,795
Freddie Mac Gold Pool V62078
3.50% 08/01/33 3,378,654 3,582,338
Freddie Mac Gold Pool V62129
3.50% 08/01/33 8,715,983 9,260,199
Freddie Mac Gold Pool V80356
3.50% 08/01/43 24,914,554 27,013,480
Freddie Mac Pool RB5077
2.00% 10/01/40 109,664,470 110,943,510
Freddie Mac Pool RE6029
3.00% 02/01/50 5,119,132 5,252,589
Freddie Mac Pool SD7502
3.50% 07/01/49 9,127,673 9,750,253
Freddie Mac Pool SD7503
3.50% 08/01/49 20,134,737 21,514,810
Freddie Mac Pool SD7511
3.50% 01/01/50 20,392,937 21,814,606
Freddie Mac Pool ZA5103
3.50% 12/01/47 165,205 175,138
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool ZA5128
3.50% 12/01/47 $ 469,329 $ 496,804
Freddie Mac Pool ZM1779
3.00% 09/01/46 15,345,316 16,072,537
Freddie Mac Pool ZM2285
3.00% 12/01/46 17,845,507 18,691,213
Freddie Mac Pool ZS4693
3.00% 12/01/46 17,925,670 18,775,175
Freddie Mac Pool ZS4768
3.50% 05/01/48 1,336,451 1,412,079
Freddie Mac Pool ZT0277
3.50% 10/01/46 2,017,749 2,161,567
Freddie Mac Pool ZT1403
3.50% 11/01/33 19,554,260 20,662,893
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 40,994 45,705
Freddie Mac REMICS,
Series 1983, Class Z
6.50% 12/15/23 8,922 9,319
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 174,448 189,883
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 9,452 10,438
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 4,612 5,177
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
20.64% 02/15/32
2
5,473 8,205
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 17,068 18,444
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.09% 08/15/35
2
825,796 188,333
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 2,139,450 2,390,600
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.09% 08/15/35
2
365,103 67,158
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 36,068,609 39,354,236
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
5.84% 07/15/41
2
4,292,445 407,601

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 $ 8,574,526 $ 9,473,210
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 10,728,777
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 25,640,358 27,581,174
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 9,165,789 9,452,274
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 14,378,271 14,830,149
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 187,999 210,643
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 1,602,713 1,663,206
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 409,939 423,325
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 16,159,675 16,618,739
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 4,649,956 4,822,253
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 3,484,535 3,633,532
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 1,153,023 1,185,644
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 1,296,278 1,355,394
Freddie Mac REMICS,
Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
0.55% 12/25/49
2
7,538,377 7,600,842
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
10
15,897,174 13,944,592
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
0.61% 11/15/43
2
2,523,188 2,552,040
Ginnie Mae (TBA)
2.00% 02/20/52 863,100,000 869,966,478
2.50% 01/20/52 637,125,000 652,504,892
2.50% 02/20/52 555,725,000 567,902,580
Ginnie Mae I Pool 782817
4.50% 11/15/39 11,296,308 12,818,558
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae I Pool AA5452
3.50% 07/15/42 $ 94,319 $ 99,919
Ginnie Mae II Pool 2631
7.00% 08/20/28 1,132 1,255
Ginnie Mae II Pool 3388
4.50% 05/20/33 2,694 2,938
Ginnie Mae II Pool 3427
4.50% 08/20/33 1,040 1,140
Ginnie Mae II Pool 3554
4.50% 05/20/34 987 1,083
Ginnie Mae II Pool 4058
5.00% 12/20/37 594 675
Ginnie Mae II Pool 4342
5.00% 01/20/39 824 932
Ginnie Mae II Pool 4520
5.00% 08/20/39 15,192 17,196
Ginnie Mae II Pool 5140
4.50% 08/20/41 32,387 35,883
Ginnie Mae II Pool 5175
4.50% 09/20/41 35,341 39,157
Ginnie Mae II Pool 5281
4.50% 01/20/42 10,155 11,242
Ginnie Mae II Pool 783591
4.50% 07/20/41 12,738 14,101
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/34
2
8,643 8,912
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.00% 03/20/35
2
10,606 10,803
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 08/20/35
2
15,903 16,555
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.13% 10/20/35
2
12,519 13,044
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.00% 05/20/25
2
2,004 2,046
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.50% 06/20/25
2
2,498 2,513
Ginnie Mae II Pool MA0627
4.50% 12/20/42 39,202 43,428
Ginnie Mae II Pool MA0701
4.50% 01/20/43 41,475 45,572
Ginnie Mae II Pool MA1157
3.50% 07/20/43 38,558 41,448
Ginnie Mae II Pool MA1997
4.50% 06/20/44 10,435 11,562

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
41 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA2374
5.00% 11/20/44 $ 234,465 $ 259,962
Ginnie Mae II Pool MA2756
4.50% 04/20/45 22,384 24,744
Ginnie Mae II Pool MA2828
4.50% 05/20/45 935,790 1,029,697
Ginnie Mae II Pool MA2894
4.50% 06/20/45 367,566 405,132
Ginnie Mae II Pool MA3036
4.50% 08/20/45 36,013 39,628
Ginnie Mae II Pool MA3309
3.00% 12/20/45 7,118 7,470
Ginnie Mae II Pool MA3456
4.50% 02/20/46 242,150 266,427
Ginnie Mae II Pool MA3521
3.50% 03/20/46 27,653,248 29,193,705
Ginnie Mae II Pool MA3524
5.00% 03/20/46 11,512 12,991
Ginnie Mae II Pool MA3597
3.50% 04/20/46 69,878,103 73,770,747
Ginnie Mae II Pool MA3600
5.00% 04/20/46 6,893,388 7,793,581
Ginnie Mae II Pool MA3662
3.00% 05/20/46 2,657,511 2,778,962
Ginnie Mae II Pool MA3663
3.50% 05/20/46 19,948,004 21,059,231
Ginnie Mae II Pool MA3665
4.50% 05/20/46 98,157 107,773
Ginnie Mae II Pool MA3666
5.00% 05/20/46 3,550,690 3,996,115
Ginnie Mae II Pool MA3738
4.50% 06/20/46 420,701 461,918
Ginnie Mae II Pool MA3739
5.00% 06/20/46 2,162,118 2,437,714
Ginnie Mae II Pool MA3805
4.50% 07/20/46 3,523,097 3,862,758
Ginnie Mae II Pool MA3806
5.00% 07/20/46 159,838 180,213
Ginnie Mae II Pool MA3873
3.00% 08/20/46 20,500,311 21,437,199
Ginnie Mae II Pool MA3876
4.50% 08/20/46 3,705,826 4,068,894
Ginnie Mae II Pool MA3877
5.00% 08/20/46 772,430 856,428
Ginnie Mae II Pool MA3937
3.50% 09/20/46 16,248,226 17,127,965
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,952,972 2,166,258
Ginnie Mae II Pool MA4003
3.00% 10/20/46 8,270,285 8,648,246
Ginnie Mae II Pool MA4006
4.50% 10/20/46 2,246,760 2,470,390
Ginnie Mae II Pool MA4007
5.00% 10/20/46 4,278,885 4,824,229
Ginnie Mae II Pool MA4069
3.50% 11/20/46 50,699,576 53,444,638
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4071
4.50% 11/20/46 $ 6,207,504 $ 6,864,396
Ginnie Mae II Pool MA4072
5.00% 11/20/46 1,227,028 1,387,228
Ginnie Mae II Pool MA4126
3.00% 12/20/46 141,132,501 147,582,418
Ginnie Mae II Pool MA4127
3.50% 12/20/46 55,780,369 58,886,877
Ginnie Mae II Pool MA4129
4.50% 12/20/46 20,107,493 22,289,758
Ginnie Mae II Pool MA4196
3.50% 01/20/47 13,032 13,737
Ginnie Mae II Pool MA4198
4.50% 01/20/47 162,181 175,638
Ginnie Mae II Pool MA4199
5.00% 01/20/47 3,577,438 4,033,337
Ginnie Mae II Pool MA4264
4.50% 02/20/47 47,070,974 50,907,154
Ginnie Mae II Pool MA4265
5.00% 02/20/47 859,872 965,417
Ginnie Mae II Pool MA4324
5.00% 03/20/47 4,923,908 5,570,916
Ginnie Mae II Pool MA4382
3.50% 04/20/47 32,108,930 33,787,222
Ginnie Mae II Pool MA4384
4.50% 04/20/47 2,094,926 2,258,926
Ginnie Mae II Pool MA4385
5.00% 04/20/47 8,457,596 9,345,602
Ginnie Mae II Pool MA4453
4.50% 05/20/47 109,088,948 117,424,413
Ginnie Mae II Pool MA4454
5.00% 05/20/47 18,129,878 19,760,780
Ginnie Mae II Pool MA4510
3.50% 06/20/47 44,924 47,165
Ginnie Mae II Pool MA4511
4.00% 06/20/47 6,492,553 6,914,293
Ginnie Mae II Pool MA4512
4.50% 06/20/47 376,610 405,386
Ginnie Mae II Pool MA4513
5.00% 06/20/47 358,887 389,564
Ginnie Mae II Pool MA4586
3.50% 07/20/47 53,426,485 56,102,148
Ginnie Mae II Pool MA4588
4.50% 07/20/47 62,073 66,816
Ginnie Mae II Pool MA4589
5.00% 07/20/47 16,477,534 18,006,773
Ginnie Mae II Pool MA4652
3.50% 08/20/47 4,047,793 4,250,511
Ginnie Mae II Pool MA4655
5.00% 08/20/47 20,224,971 22,044,241
Ginnie Mae II Pool MA4719
3.50% 09/20/47 51,226,258 53,791,731
Ginnie Mae II Pool MA4720
4.00% 09/20/47 131,178 139,535
Ginnie Mae II Pool MA4722
5.00% 09/20/47 385,073 419,607

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4781
5.00% 10/20/47 $ 4,696,057 $ 5,131,886
Ginnie Mae II Pool MA4836
3.00% 11/20/47 111,545,415 116,433,335
Ginnie Mae II Pool MA4837
3.50% 11/20/47 126,051,819 132,339,301
Ginnie Mae II Pool MA4838
4.00% 11/20/47 43,940,507 46,854,483
Ginnie Mae II Pool MA4840
5.00% 11/20/47 1,436,815 1,558,636
Ginnie Mae II Pool MA4900
3.50% 12/20/47 8,146,738 8,553,098
Ginnie Mae II Pool MA4901
4.00% 12/20/47 28,951,845 30,738,292
Ginnie Mae II Pool MA4961
3.00% 01/20/48 382,152 398,183
Ginnie Mae II Pool MA4963
4.00% 01/20/48 48,296,227 51,230,741
Ginnie Mae II Pool MA5078
4.00% 03/20/48 74,952 79,721
Ginnie Mae II Pool MA5137
4.00% 04/20/48 15,976,671 16,931,073
Ginnie Mae II Pool MA5399
4.50% 08/20/48 3,673,860 3,892,861
Ginnie Mae II Pool MA5466
4.00% 09/20/48 6,381,875 6,749,150
Ginnie Mae II Pool MA5467
4.50% 09/20/48 34,587 36,767
Ginnie Mae II Pool MA5528
4.00% 10/20/48 29,227,643 30,900,552
Ginnie Mae II Pool MA5530
5.00% 10/20/48 5,892,973 6,303,610
Ginnie Mae II Pool MA5651
4.00% 12/20/48 10,501 11,153
Ginnie Mae II Pool MA6030
3.50% 07/20/49 12,895,161 13,220,602
Ginnie Mae II Pool MA6080
3.00% 08/20/49 2,315 2,378
Ginnie Mae II Pool MA6081
3.50% 08/20/49 5,143,704 5,273,518
Ginnie Mae II Pool MA6209
3.00% 10/20/49 4,510,688 4,592,318
Ginnie Mae II Pool MA6210
3.50% 10/20/49 2,452,521 2,514,417
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 4,334,392 4,774,069
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
6.64% 06/16/37
2
8,069,228 1,534,477
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
6.15% 03/20/36
2
7,104,469 730,934
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.70% 05/20/37
2
$ 17,716,057 $ 2,207,249
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
6.38% 12/20/39
2
2,784,720 550,879
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.69% 07/16/39
2
21,208 2,347
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
6.19% 08/16/38
2
29,354 1,808
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.29% 01/16/40
2
36,758 7,399
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
5.69% 01/16/40
2
6,683,321 1,171,663
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
6.39% 09/16/39
2
893,244 44,716
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 89,382 15,924
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 6,961,962 7,084,070
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 915,072 970,349
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 11,334,208 11,854,402
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 7,135,833 7,338,400
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 10,781,911 11,291,716
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 2,321,649 2,376,486
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 1,391,475 1,431,904
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 14,265,498 14,558,358

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
43 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 $ 10,874,485 $ 11,174,531
UMBS (TBA)
1.50% 02/01/37 667,275,000 669,016,254
2.00% 02/01/37 1,083,850,000 1,108,448,312
2.00% 02/01/52 5,902,850,000 5,871,980,751
2.50% 02/01/52 6,304,975,000 6,421,779,075
3.00% 02/01/52 758,000,000 784,559,676
25,645,023,381
Total Mortgage-Backed
(Cost $31,294,008,425) 31,581,586,231
MUNICIPAL BONDS — 0 .62% *
California — 0 .27%
California State University Revenue Bonds, University &
College Improvements, Series B
2.14% 11/01/33 14,500,000 13,972,863
2.27% 11/01/34 23,510,000 23,030,019
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 16,645,000 16,419,306
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 227,510
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 12,625,000 15,051,000
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 350,000 464,437
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 10,755,000 14,011,146
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 12,165,000 16,955,766
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 57,945,000 60,021,859
3.26% 05/15/60 34,700,000 37,909,858
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 30,115,000 34,721,920
232,785,684
Colorado — 0 .04%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 6,140,377
2.52% 11/15/32 8,450,000 8,706,521
2.62% 11/15/33 9,000,000 9,341,544
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Colorado (continued)
2.72% 11/15/34 $ 5,000,000 $ 5,239,810
29,428,252
New Jersey — 0 .00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 350,000 387,371
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 337,395
724,766
New York — 0 .29%
City of New York General Obligation Bonds, Public
Improvements
4.77% 10/01/23 4,420,000 4,713,048
5.21% 10/01/31 6,420,000 7,660,034
5.52% 10/01/37 6,075,000 8,099,892
City of New York General Obligation Bonds, Public
Improvements, Series A
3.00% 08/01/34 15,185,000 15,865,156
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 3,439,446
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 13,145,000 17,941,495
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 25,000,000 32,893,752
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 442,821
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 3,797,661
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 12,135,000 12,179,448
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 2,954,062
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
C5
3.90% 05/01/31 15,000,000 16,603,332
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 7,127,177
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 3,469,796

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 44
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 $ 13,135,000 $ 15,411,519
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,996,099
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 7,895,000 7,940,664
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 54,120,099
5.43% 03/15/39 21,400,000 27,135,823
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 180,898
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 150,000 181,206
245,153,428
Texas — 0 .02%
North Texas Tollway Authority Revenue Bonds
2.33% 01/01/33 765,000 755,820
2.43% 01/01/34 10,000,000 9,960,186
2.53% 01/01/35 8,000,000 8,048,152
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 367,965
19,132,123
Total Municipal Bonds
(Cost $497,495,926) 527,224,253
U.S. TREASURY SECURITIES — 35 .51%
U.S. Treasury Bonds — 6 .32%
U.S. Treasury Bonds
1.75% 08/15/41 107,029,000 103,750,803
1.88% 11/15/51 3,764,927,000 3,736,101,778
2.00% 11/15/41 150,360,000 151,929,683
2.25% 05/15/41 1,092,034,000 1,147,014,308
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.13% 02/15/51
11
227,960,840 270,570,637
5,409,367,209
U.S. Treasury Notes — 29 .19%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.11%)
0.20% 04/30/22
2
170,000,000 170,066,497
U.S. Treasury Notes
0.25% 09/30/23 981,932,000 975,104,509
0.38% 03/31/22 79,520,000 79,574,901
0.38% 10/31/23 2,550,313,000 2,535,768,259
0.50% 11/30/23 6,087,223,000 6,064,514,797
0.75% 12/31/23 1,618,763,000 1,619,237,249
0.88% 09/30/26 549,317,000 539,883,030
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
1.13% 10/31/26 $ 2,488,819,000 $ 2,473,770,605
1.25% 11/30/26 5,107,391,000 5,107,391,000
1.25% 12/31/26 3,386,761,000 3,385,951,564
1.38% 11/15/31 2,070,106,000 2,044,553,129
24,995,815,540
Total U.S. Treasury Securities
(Cost $30,407,982,393) 30,405,182,749
Total Bonds — 106 .94%
(Cost $90,784,785,885)
91,560,004,985
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,8,12
1,180,703 —
Total Common Stock
(Cost $65,187,440)
Purchased Swaptions - 0.01%
(Cost $10,896,240) 9,057,725
Purchased Options - 0.03%
(Cost $32,282,101) 23,305,500
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 12 .61%
Foreign Government Obligations — 1 .03%
Japan Treasury Discount Bill,
Series 1039
(Japan)
0.00%
13
02/28/22
3
101,105,000,000 878,143,305
Japan Treasury Discount Bill,
Series 1041
(Japan)
0.00%
13
03/07/22
3
548,000,000 4,759,745
882,903,050
Money Market Funds — 0 .15%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
14,15
11,303,105 11,303,105
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
14
120,757,000 120,757,000
132,060,105
Repurchase Agreements — 0 .58%
Bank of America N.A. (Dated 12/28/21, total to be received
$250,001,944, (collateralized by U.S. Treasury Securities,
0.75% to 1.00%, due from 11/15/24 to 07/31/28, par and fair
value of $259,703,300 and $254,087,304, respectively))
0.04% 01/04/22 250,000,000 250,000,000

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
45 / December 2021
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
Barclay’s Capital (Dated 12/28/21, total to be received
$250,001,944, (collateralized by U.S. Treasury Securities,
1.00% to 2.50%, due from 07/31/28 to 02/15/46, par and fair
value of $245,392,600 and $253,384,277, respectively))
0.04% 01/04/22 $ 250,000,000 $ 250,000,000
500,000,000
U.S. Agency Discount Notes — 7 .53%
Federal Home Loan Bank
0.04%
13
01/05/22 500,000,000 500,000,000
0.04%
13
01/11/22 500,000,000 500,000,000
0.04%
13
01/19/22 500,000,000 500,000,000
0.05%
13
01/21/22 300,000,000 300,000,000
0.05%
13
02/02/22 500,000,000 499,995,835
0.05%
13
02/04/22 500,000,000 499,995,555
0.05%
13
02/09/22 250,000,000 249,997,430
0.05%
13
02/11/22 500,000,000 499,994,585
0.05%
13
02/18/22 200,000,000 199,997,444
0.04%
13
02/22/22 275,000,000 274,996,180
0.05%
13
03/07/22 500,000,000 499,965,010
0.13%
13
06/08/22 500,000,000 499,610,500
0.13%
13
06/15/22 500,000,000 499,593,030
1.04%
13
06/14/24 746,595,000 746,118,635
1.20%
13
12/23/24 173,195,000 173,312,056
6,443,576,260
U.S. Treasury Bills — 3 .32%
U.S. Cash Management Bills
0.07%
13
04/05/22 200,000,000 199,965,244
U.S. Treasury Bills
0.04%
13
01/13/22 233,000,000 232,999,352
0.04%
13
03/03/22 300,000,000 299,979,105
0.05%
13
04/07/22 307,500,000 307,445,401
0.06%
13
04/14/22 500,000,000 499,920,550
0.06%
13
04/21/22 400,000,000 399,907,000
0.13%
13
06/09/22 500,000,000 499,755,550
0.13%
13
06/16/22 400,000,000 399,726,660
2,839,698,862
Total Short-Term Investments
(Cost $10,802,034,100) 10,798,238,277
Total Investments Before Written Options - 119.59%
(Cost $101,695,185,766) 102,390,606,487
Written Options - (0.08)%
(Cost $(74,289,352)) (66,944,938)
Net unrealized appreciation on unfunded commitments
- 0.00% 26,948
Liabilities in Excess of Other Assets - (19.51)% (16,706,058,607)
Net Assets - 100.00% $ 85,617,629,890
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $151,982,266, which is 0.18% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2,186,882, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
11
Inflation protected security. Principal amount reflects original security face amount.
12
Affiliated investment.
13
Represents annualized yield at date of purchase.
14
Represents the current yield as of December 31, 2021.
15
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $412,456.
†
Fair valued security. The aggregate value of fair valued securities is $288,343,343, which is 0.34% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of
Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CAD): Canadian Dollar
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 46
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
CAD 913,859,000 USD 712,782,934 Citigroup Global Markets Inc. 01/07/22 $ 10,688,511
EUR 120,940,000 USD 136,784,798 Goldman Sachs International 01/07/22 767,331
GBP 147,146,000 USD 197,600,391 Goldman Sachs International 01/07/22 1,698,318
USD 739,675,725 CAD 913,859,000 Citigroup Global Markets Inc. 01/07/22 16,204,280
USD 10,013,566 EUR 8,645,000 Goldman Sachs International 01/07/22 181,102
USD 130,329,597 EUR 112,295,000 Goldman Sachs International 01/07/22 2,609,931
USD 199,397,581 GBP 147,146,000 Goldman Sachs International 01/07/22 98,871
USD 176,011,049 CAD 217,445,000 Citigroup Global Markets Inc. 01/21/22 3,869,430
USD 25,189,717 EUR 21,995,000 Goldman Sachs International 01/21/22 166,545
USD 886,967,655 JPY 101,105,000,000 Goldman Sachs International 02/28/22 8,584,287
USD 4,827,564 JPY 548,000,000 Goldman Sachs International 03/07/22 66,216
44,934,822
EUR 8,252,000 USD 9,437,950 Goldman Sachs International 01/21/22 (49,852)
USD 58,946,325 GBP 44,584,000 Goldman Sachs International 02/17/22 (1,429,317)
USD 712,549,512 CAD 913,859,000 Citigroup Global Markets Inc. 04/08/22 (10,682,744)
USD 135,757,360 EUR 119,800,000 Goldman Sachs International 04/08/22 (768,833)
USD 192,645,993 GBP 143,591,000 Goldman Sachs International 04/08/22 (1,747,490)
(14,678,236)
NET UNREALIZED APPRECIATION $ 30,256,586
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ultra Bond 8,673 03/22/22 $ 1,709,665,125 $ 21,304,039 $ 21,304,039
Three-Month Canadian Bankers' Acceptance Futures 4,000 12/19/22 777,738,194 1,625,203 1,625,203
U.S. Treasury Ten-Year Ultra Bond 1,000 03/22/22 146,437,500 569,900 569,900
U.S. Treasury Two-Year Note 676 03/31/22 147,484,188 (86,102) (86,102)
2,781,325,007 23,413,040 23,413,040
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 113 03/31/22 (13,670,352) (56,774) (56,774)
TOTAL FUTURES CONTRACTS $ 2,767,654,655 $ 23,356,266 $ 23,356,266
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/23 $ 60,665,000 $ 3,789,957 $ 3,658,865 $ 131,092
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30 5.00% 3 Months
Credit Suisse
First Boston
International 06/20/23 20,000,000 1,011,189 965,003 46,186
TOTAL $ 4,801,146 $ 4,623,868 $ 177,278
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
47 / December 2021
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 51,790 $ 98.75 09/16/22 $ 2,550,398,550 $ 23,305,500
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 51,790 $ 99.00 09/16/22 $ (2,295,358,695) $ (12,947,500)
IMM Eurodollar 2-Year MIDCV Future Options 26,275 98.25 09/16/22 (3,229,361,719) (22,826,406)
(5,524,720,414) (35,773,906)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 51,790 $ 97.88 09/16/22 $ (382,559,783) $ (13,271,188)
IMM Eurodollar 2-Year MIDCV Future Options 26,275 98.25 09/16/22 (3,229,361,719) (17,899,844)
(3,611,921,502) (31,171,032)
TOTAL WRITTEN OPTIONS $ (9,136,641,916) $ (66,944,938)
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into a
30-year Interest Rate
Swap
Barclays Bank
PLC 01/19/24 2.75% Quarterly
3-month
USD
LIBOR
Semi-
annually $ 79,350,000 $ 1,947,146 $ 2,340,825 $ (393,679)
Option to enter into a
30-year Interest Rate
Swap
Citigroup
Global Markets
Inc. 01/19/24 2.75% Quarterly
3-month
USD
LIBOR
Semi-
annually $ 45,520,000 $ 1,117,002 $ 1,350,040 $ (233,038)
Option to enter into a
30-year Interest Rate
Swap
Goldman Sachs
International 01/19/24 2.75% Quarterly
3-month
USD
LIBOR
Semi-
annually $ 244,250,000 $ 5,993,577 $ 7,205,375 $ (1,211,798)
TOTAL PURCHASED SWAPTIONS $ 369,120,000 $ 9,057,725 $ 10,896,240 $ (1,838,515)

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 48
Received by the Fund Paid by the Fund
Description
Put/
Call
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate
Swap
1
Call 12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly $ 2,227,980 $ 1,396,721 $ — $ 1,396,721
Interest Rate
Swap
1
Call 12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually 186,740 1,988,482 — 1,988,482
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually 171,210 618,685 — 618,685
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 126,690 96,563 — 96,563
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 2,049,640 (24,038,998) — (24,038,998)
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 1,515,880 (17,543,886) — (17,543,886)
Interest Rate
Swap
1
Call 07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 1,024,820 (11,086,503) — (11,086,503)
Interest Rate
Swap
1
Call 09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 2,236,795 (11,128,726) — (11,128,726)
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 85,605 (374,119) — (374,119)
Interest Rate
Swap
1
Call 09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 190,870 (3,511,913) — (3,511,913)
TOTAL SWAPS CONTRACTS $ 9,816,230 $ (63,583,694) $ — $ (63,583,694)
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
49 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 50
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 882,903,050 $ — $ 882,903,050
Money Market Funds 132,060,105 — — 132,060,105
Repurchase Agreements — 500,000,000 — 500,000,000
U.S. Agency Discount Notes — 6,443,576,260 — 6,443,576,260
U.S. Treasury Bills 2,839,698,862 — — 2,839,698,862
Long-Term Investments:
Asset-Backed Securities — 4,727,326,189 30,719,253 4,758,045,442
Bank Loans — 1,412,570,804 4,074,569 1,416,645,373
Common Stock — — — —
Corporates — 21,030,241,423 62,324,077 21,092,565,500
Foreign Government Obligations — 1,778,755,437 — 1,778,755,437
Mortgage-Backed Securities — 31,526,721,864 54,864,367 31,581,586,231
Municipal Bonds — 527,224,253 — 527,224,253
Purchased Options 23,305,500 — — 23,305,500
Purchased Swaptions — 9,057,725 — 9,057,725
U.S. Treasury Securities 30,134,612,112 270,570,637 — 30,405,182,749
Other Financial Instruments
*
Assets:
Credit contracts — 3,789,957 1,011,189 4,801,146
Foreign currency exchange contracts — 44,934,822 — 44,934,822
Interest rate contracts 23,499,142 4,100,451 — 27,599,593
Liabilities:
Foreign currency exchange contracts — (14,678,236) — (14,678,236)
Interest rate contracts (67,087,814) (67,684,145) — (134,771,959)
Total $ 33,086,087,907 $ 69,079,410,491 $ 152,993,455 $ 102,318,491,853
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures, swaps and written options.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
51 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 31,559,020 $ 4,248,631 $ — $ 54,418,554 $ — $ 8,525,700
Accrued discounts/premiums — 37,377 — (255,425) (289,682) (1,037,508)
Realized (loss) — (181,197) — (116,584) — —
Change in unrealized
appreciation (depreciation)* 485,677 (2,388) — 6,793,791 46,186 (626,505)
Purchases — 821,071 — 7,049,266 1,254,685 48,002,680
Sales (1,325,444) (848,925) — (5,565,525) — —
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — — — — — —
Balance as of
December 31, 2021
$ 30,719,253 $ 4,074,569 $ — $ 62,324,077 $ 1,011,189 $ 54,864,367
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $6,657,872 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $30,719,253 Broker Quote Offered Quote $100.00 $100.00
Bank Loans $4,074,569 Third-Party Vendor Vendor Prices $72.50 $72.50
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $62,324,077 Third-Party Vendor Vendor Prices $93.88 - $115.23 $95.22
Mortgage-Backed Securities-Non-Agency $47,587,326 Broker Quote Offered Quote $100.55 $100.55
Mortgage-Backed Securities-Non-Agency $7,277,041 Third-Party Vendor Vendor Prices $0.86 - $99.94 $10.74
Credit Default Swaps $1,011,189 Broker Quote Offered Quote $— $—
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2021 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $ — $ — $ — $ — $ — $ — $ —

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 52
COMMITMENTS AND CONTINGENCIES
The Total Return Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
TOTAL RETURN BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 2,186,882 $ 26,948
Total Unfunded Commitments $ 2,186,882 $ 26,948